united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08542

Saratoga Advantage Trust
(Exact name of registrant as specified in charter)

1616 N. Litchfield Rd., Suite 165, Goodyear,	AZ 85395
(Address of principal executive offices)	(Zip code)

Emile Molineaux
Gemini Fund Services, LLC., 80 Arkay Drive, Suite 110, Hauppauge, NY 11788
(Name and address of agent for service)

Registrant’s telephone number, including area code:	623-266-4567

Date of fiscal year end:	8/31

Date of reporting period:	11/30/17

Item 1. Schedule of Investments.

SCHEDULES OF INVESTMENTS
SARATOGA LARGE CAPITALIZATION VALUE PORTFOLIO (Unaudited)
November 30, 2017

Shares		Value
	COMMON STOCK - 96.5%
	AIRLINES - 3.6%
12,175	Delta Air Lines, Inc.	$644,301

	BIOTECHNOLOGY - 6.1%
5,650	Celgene Corp. *	569,690
6,875	Gilead Sciences, Inc.	514,112
		1,083,802
	BULIDING MATERIALS - 1.8%
8,025	JELD-WEN Holding, Inc. *	313,858

	CHEMICALS - 3.2%
7,875	DowDuPont, Inc.	566,685

	COMMERCIAL SERVICES - 3.9%
13,300	AerCap Holdings NV *	691,201

	DISTRIBUTION/WHOLESALE - 1.7%
7,650	LKQ Corp. *	301,563

	DIVERSIFIED FINANCIAL SERVICES - 7.9%
8,625	Discover Financial Services	608,925
22,100	Synchrony Financial	793,169
		1,402,094
	ELECTRONICS - 6.9%
12,850	Keysight Technologies, Inc. *	558,975
17,400	Koninklijke Philips N.V. - ADR	674,076
		1,233,051
	ENVIRONMENTAL CONTROL - 1.9%
22,863	Covanta Holding Corp. +	347,518

	HAND/MACHINE TOOLS - 3.2%
3,425	Snap-on, Inc.	580,298

	HOME BUILDERS - 3.8%
10,550	Lennar Corp. - Class A	662,329
240	Lennar Corp. - Class B	12,317
		674,646
	HOME FURNISHINGS - 3.6%
11,125	Tempur Sealy International, Inc. + *	644,249

	INSURANCE - 9.5%
10,525	American International Group, Inc.	631,079
3,163	Chubb Ltd.	481,124
11,025	MetLife, Inc.	591,822
		1,704,025
	INTERNET - 3.6%
11,525	Liberty Ventures + *	643,210

	LEISURE TIME - 3.2%
10,725	Norwegian Cruise Line Holdings Ltd. *	580,866

	MEDIA - 4.1%
19,525	Comcast Corp.	732,968

	OIL & GAS - 3.5%
10,425	EQT Corp.	621,330

	PACKAGING & CONTAINERS - 3.3%
5,000	Packaging Corp. of America	593,000

SCHEDULES OF INVESTMENTS
SARATOGA LARGE CAPITALIZATION VALUE PORTFOLIO (Unaudited) (Continued)
November 30, 2017

Shares		Value
	COMMON STOCK - 96.5% (Continued)
	PHARMACEUTICALS - 7.1%
2,875	Allergan PLC	$499,761
5,125	Shire PLC - ADR	762,344
		1,262,105
	REIT - 3.0%
14,608	Gaming and Leisure Properties, Inc.	530,563

	RETAIL - 1.8%
3,625	Dollar General Corp.	319,290

	SEMICONDUCTORS - 3.4%
8,025	Qorvo, Inc. *	614,554

	TELECOMMUNICATIONS - 6.4%
21,475	ARRIS International PLC *	643,606
13,850	CommScope Holding Co., Inc. *	498,461
		1,142,067

	TOTAL COMMON STOCK (Cost - $16,407,903)	17,227,244

	SHORT-TERM INVESTMENTS - 3.5%
622,142	Milestone Treasury Obligations Fund, Institutional Class ^ (Cost - $622,142)	622,142

Principal
	COLLATERAL FOR SECURITIES LOANED - 7.4%
	REPURCHASE AGREEMENTS - 7.4%
$1,000,000	Royal Bank of Canada Repo, dated 11/30/17, due 12/01/17, 1.10%, total to be received $1,000,092
	(Collateralized by various U.S Government Agency Obligations, 01/13/2022-10/15/2047, 1.875%-7.000%, totaling $1,020,000)	1,000,000

	Merill Lynch, dated 11/30/17, due 12/01/17, 1.06%, total to be received $323,451
323,423	(Collateralized by various U.S Government Agency Obligations, 10/11/2018-02/15/45, 0.000%-2.500%, totaling $329,891)	323,423
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $1,323,423)	1,323,423

	TOTAL INVESTMENTS - 107.4% (Cost - $18,353,468) (a)	$19,172,809

	OTHER ASSETS AND LIABILITIES - (7.4)%	(1,326,198)

	NET ASSETS - 100.0%	$17,846,611

*	Non-income producing securities.

+	All or a portion of the security is on loan.

^	The Milestone Treasury Obligations Fund is managed by CLS Investments, LLC, an affiliate of the Administrator.

ADR - American Depository Receipt

PLC - Public Liability Company

(a)	Represents cost for financial purposes. Aggregate cost for federal tax purposes is $18,402,212 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$1,485,627
Unrealized depreciation:	(715,030)
Net unrealized appreciation:	$770,597

SCHEDULES OF INVESTMENTS
SARATOGA LARGE CAPITALIZATION GROWTH PORTFOLIO (Unaudited)
November 30, 2017

Shares		Value
	COMMON STOCK - 98.6%
	AEROSPACE/DEFENSE - 3.1%
4,480	Boeing Co.	$1,240,064

	APPAREL - 2.2%
12,000	VF Corp.	875,520

	AUTO PARTS & EQUIPMENT - 2.5%
4,600	Allison Transmission Holdings, Inc. +	229,824
4,400	Lear Corp.	795,916
		1,025,740
	BEVERAGES - 0.5%
4,200	Coca-Cola Co.	192,234

	BIOTECHNOLOGY - 5.0%
1,900	Biogen, Inc. *	612,123
10,990	Ionis Pharmaceuticals, Inc. + *	609,835
5,110	Vertex Pharmaceuticals, Inc. *	737,322
		1,959,280
	CHEMICALS - 3.1%
2,822	DowDuPont, Inc.	203,071
2,340	LyondellBasell Industries NV	244,998
1,850	Monsanto Co.	218,929
1,940	PPG Industries, Inc.	226,689
2,180	Praxair, Inc.	335,546
		1,229,233
	COMMERCIAL SERVICES - 5.1%
14,900	PayPal Holdings, Inc. *	1,128,377
5,620	United Rentals, Inc. *	896,278
		2,024,655
	COMPUTERS - 6.8%
1,400	Accenture PLC	207,214
14,450	Apple, Inc.	2,483,233
		2,690,447
	COSMETICS & PERSONAL CARE - 1.3%
5,860	Procter & Gamble Co.	527,341

	DIVERSIFIED FINANCIAL SERVICES - 3.1%
3,820	Ameriprise Financial, Inc.	623,539
1,400	Mastercard, Inc.	210,658
3,560	Visa, Inc.	400,820
		1,235,017
	FOOD - 3.8%
5,690	Hershey Co.	631,192
14,950	Sysco Corp.	863,063
		1,494,255
	HEALTHCARE-PRODUCTS - 6.0%
3,390	Align Technology, Inc. *	884,383
12,400	Baxter International, Inc.	812,572
4,180	IDEXX Laboratories, Inc. *	653,794
		2,350,749
	HEALTHCARE-SERVICES - 0.8%
1,380	UnitedHealth Group, Inc.	314,875

	Insurance - 2.3%
16,930	Progressive Corp.	900,337

SCHEDULES OF INVESTMENTS
SARATOGA LARGE CAPITALIZATION GROWTH PORTFOLIO (Unaudited) (Continued)
November 30, 2017

Shares		Value
	COMMON STOCK - 98.6% (Continued)
	INTERNET - 12.7%
1,103	Alphabet, Inc. - Class A *	$1,142,895
1,107	Alphabet, Inc. - Class C *	1,130,701
709	Amazon.com, Inc. *	834,316
10,683	Facebook, Inc. *	1,892,814
		5,000,726
	LODGING - 3.7%
11,640	Hilton Worldwide Holdings, Inc.	902,798
3,450	Wynn Resorts Ltd.	545,376
		1,448,174
	MACHINERY-CONSTRUCTION & MINING - 0.5%
1,500	Caterpillar, Inc.	211,725

	MACHINERY-DIVERSIFIED - 1.4%
2,950	Rockwell Automation, Inc.	569,586

	MISCELLANEOUS MANUFACTURING - 3.7%
13,660	A.O. Smith Corp.	866,317
3,610	Illinois Tool Works, Inc.	610,993
		1,477,310
	PHARMACEUTICALS - 0.5%
2,100	AbbVie, Inc.	203,532

	REITS - 2.2%
1,850	American Tower Corp.	266,271
1,180	Crown Castle International Corp.	133,340
300	Equinix, Inc.	139,347
580	Public Storage	123,610
1,180	Simon Property Group, Inc.	190,865
		853,433
	RETAIL - 7.9%
3,250	Domino’s Pizza, Inc.	605,020
7,710	Home Depot, Inc.	1,386,412
6,550	McDonald’s Corp.	1,126,404
		3,117,836
	SEMICONDUCTORS - 1.5%
800	Broadcom Ltd.	222,352
600	NVIDIA Corp.	120,426
2,350	Texas Instruments, Inc.	228,631
		571,409
	SHIPBUILDING - 1.9%
3,050	Huntington Ingalls Industries, Inc.	737,094

	SOFTWARE - 14.2%
5,590	Adobe Systems, Inc. *	1,014,417
4,420	Intuit, Inc.	694,912
26,413	Microsoft Corp.	2,223,182
7,400	Take-Two Interactice Software, Inc. *	825,470
7,130	VMware, Inc. + *	856,384
		5,614,365
	TELECOMMUNICATIONS - 2.9%
8,410	Motorola Solutions, Inc.	791,465
5,830	T-Mobile US, Inc. *	356,038
		1,147,503

	TOTAL COMMON STOCK (Cost - $29,931,188)	39,012,440

	SHORT-TERM INVESTMENTS - 1.3%
507,874	Milestone Treasury Obligations Fund, Institutional Class ^ (Cost - $507,874)	507,874

SCHEDULES OF INVESTMENTS
SARATOGA LARGE CAPITALIZATION GROWTH PORTFOLIO (Unaudited) (Continued)
November 30, 2017

Principal		Value
	COLLATERAL FOR SECURITIES LOANED - 1.2%
	REPURCHASE AGREEMENTS - 1.2%
	Royal Bank of Canada Repo, dated 11/30/17, due 12/01/17, 1.04%, total to be received $485,709
$485,667	(Collateralized by various U.S Government Agency Obligations, 01/13/2022-10/15/2047, 1.875%-7.000%, totaling $495,380)

	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $485,667)	$485,667

	TOTAL INVESTMENTS - 101.2% (Cost - $30,924,729) (a)	$40,005,981

	OTHER ASSETS AND LIABILITIES - (1.2)%	(467,503)

	NET ASSETS - 100.0%	$39,538,478

*	Non-income producing securities.

+	All or a portion of the security is on loan.

^	The Milestone Treasury Obligations Fund is managed by CLS Investments, LLC, an affiliate of the Administrator.

PLC - Public Liability Company

(a)	Represents cost for financial purposes. Aggregate cost for federal tax purposes is $30,942,304 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$9,138,827
Unrealized depreciation:	(75,150)
Net unrealized appreciation:	$9,063,677

SCHEDULES OF INVESTMENTS
SARATOGA MID CAPITALIZATION PORTFOLIO (Unaudited)
November 30, 2017

Shares		Value
	COMMON STOCK - 98.4%
	BANKS - 7.0%
9,275	Bank of NT Butterfield & Son Ltd/The	$368,960
4,125	Chemical Financial Corp.	232,609
11,950	Huntington Bancshares, Inc.	172,080
4,250	PacWest Bancorp	202,555
		976,204
	BUILDING MATERIALS - 1.0%
5,550	Caesar Stone SDot-Yam Ltd. *+	138,195

	CHEMICALS - 2.1%
6,375	PolyOne Corp.	294,589

	COMMERCIAL SERVICES - 6.6%
2,475	Global Payments, Inc.	248,886
1,475	Grand Canyon Education, Inc. *	140,066
4,825	KAR Auction Services, Inc.	243,035
10,825	Laureate Education, Inc.	147,545
2,825	ServiceMaster Global Holdings, Inc. *	138,086
		917,618
	COMPUTERS - 5.0%
1,775	CACI International, Inc. - Cl. A *	234,211
2,050	Check Point Software Technologies Ltd. * +	213,795
7,800	NCR Corp. *	244,062
		692,068
	DISTRIBUTION/WHOLESALE - 1.3%
4,850	HD Supply Holdings, Inc. *	179,353

	DIVERSIFIED FINANCIAL SERVICES - 6.6%
875	Alliance Data Systems Corp.	209,361
2,425	Nasdaq, Inc.	191,963
3,875	SEI Investments Co.	272,645
6,525	Synchrony Financial	234,182
		908,151
	ELECTRIC - 2.4%
14,825	Atlantica Yield PLC	333,118

	ELECTRICAL COMPONENTS & EQUIPMENTS - 1.4%
1,550	Hubbell, Inc.	194,975

	ENTERTAINMENT - 1.9%
4,050	Six Flags Entertainment Corp.	264,951

	FOOD SERVICES - 2.0%
6,550	Aramark	279,030

	HAND/MACHINE TOOLS - 3.9%
13,875	Milacron Holdings Corp. *	244,616
1,725	Snap-on, Inc. +	292,267
		536,883

	HEALTHCARE-SERVICES - 3.8%
2,775	Centene Corp. *	283,300
3,500	Envision Healthcare Corp.	111,755
1,280	Quintiles IMS Holdings, Inc. * +	130,573
		525,628

SCHEDULES OF INVESTMENTS
SARATOGA MID CAPITALIZATION PORTFOLIO (Unaudited) (Continued)
November 30, 2017

Shares		Value
	COMMON STOCK - 98.4% (Continued)
	HOUSEHOLD PRODUCTS/WARES - 1.8%
2,125	Avery Dennison Corp.	$242,505

	HOUSEWARES - 1.2%
5,351	Newell Brands, Inc.	165,720

	INSURANCE - 7.9%
3,075	Arthur J Gallagher & Co.	202,427
4,300	Athene Holding Ltd. *	206,701
4,325	First American Financial Corp.	240,427
3,025	Hartford Financial Services Group, Inc.	173,756
1,675	Reinsurance Group of America, Inc.	271,434
		1,094,745
	INTERNET - 1.0%
2,850	RingCentral, Inc. - Cl. A *+	134,378

	INVESTMENT COMPANIES - 2.5%
20,896	Ares Capital Corp. +	338,933

	IRON/STEEL - 1.5%
2,675	Reliance Steel & Aluminum Co.	210,282

	LEISURE TIME - 1.2%
3,025	Brunswick Corp.	167,434

	LODGING - 2.0%
15,925	Extended Stay America, Inc.	278,210

	MACHINERY - 1.8%
2,000	Middleby Corp/The	255,040

	MEDIA - 1.8%
3,825	Nexstar Media Group, Inc.	259,717

	MINING - 1.6%
20,725	Constellium NV - Cl. A *	219,685

	MISCELLANEOUS MANUFACTURING - 2.0%
3,825	Pentair PLC	272,187

	OIL & GAS - 5.8%
5,975	Continental Resources, Inc. * +	282,796
19,875	QEP Resources, Inc. *	191,992
26,250	WPX Energy, Inc. *	332,587
		807,375
	OIL & GAS SERVICES - 2.0%
3,275	Baker Hughes, Inc.	97,366
13,025	Forum Energy Technologies * +	184,955
		282,321
	PACKAGING & CONTAINERS - 2.8%
4,725	Crown Holdings, Inc. *	282,224
900	Packaging Corp. of America	106,740
		388,964

SCHEDULES OF INVESTMENTS
SARATOGA MID CAPITALIZATION PORTFOLIO (Unaudited) (Continued)
November 30, 2017

Shares		Value
	COMMON STOCK - 98.4% (Continued)
	REIT - 3.8%
2,725	CyrusOne, Inc.	$165,571
20,750	New Residential Investment Corp.	367,067
		532,638
	RETAIL - 1.8%
1,225	PVH Corp.	164,823
1,700	Signet Jewelers Ltd. +	88,893
		253,716
	SAVINGS & LOANS - 2.1%
20,600	Investors Bancorp, Inc.	293,962

	SEMICONDUCTORS - 1.2%
1,925	Analog Devices, Inc.	165,762

	SOFTWARE - 3.2%
3,475	Fidelity National Information Services, Inc.	327,797
875	Fiserv, Inc. *	115,019
		442,816
	TELECOMMUNICATIONS - 1.6%
6,000	CommScope Holding Co., Inc. *	215,940

	TEXTILES - 2.8%
1,350	Mohawk Industries, Inc. *	381,523

	TOTAL COMMON STOCK (Cost - $10,457,658)	13,644,616

	SHORT-TERM INVESTMENTS - 1.7%
242,002	Milestone Treasury Obligations Fund, Institutional Class ^ (Cost - $242,002)	242,002

Principal
	COLLATERAL FOR SECURITIES LOANED - 2.7%
	REPURCHASE AGREEMENTS - 2.7%
$367,369	Royal Bank of Canada, dated 11/30/17, due 12/01/17, 1.04%, total to be received $542,219
	(Collateralized by various U.S. Government Agency Obligations, 07/15/20-02/15/46, 0.130%-3.88% totaling $557,929)
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $367,369)	367,369

	TOTAL INVESTMENTS - 102.8% (Cost - $11,067,029) (a)	$14,253,987

	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.8)%	(392,043)

	NET ASSETS - 100.0%	$13,861,944

*	Non-income producing securities.

+	All or a portion of the security is on loan.

^	The Milestone Treasury Obligations Fund is managed by CLS Investments, LLC, an affiliate of the Administrator.

PLC - Public Liability Company

(a)	Represents cost for financial purposes. Aggregate cost for federal tax purposes is $11,067,029 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$3,701,249
Unrealized depreciation:	(514,291)
Net unrealized appreciation:	$3,186,958

SCHEDULES OF INVESTMENTS
SARATOGA SMALL CAPITALIZATION PORTFOLIO (Unaudited)
November 30, 2017

Shares		Value
	COMMON STOCK - 97.5%
	AEROSPACE/DEFENSE - 0.8%
499	Curtiss-Wright Corp.	$61,976

	AGRICULTURE - 0.8%
2,546	Limoneira Co.	64,567

	AUTO MANUFACTURERS - 0.6%
2,446	Wabash National Corp. +	49,287

	AUTO PARTS & EQUIPMENT - 2.5%
3,844	Dana, Inc.	127,006
2,646	Meritor, Inc.	66,097
		193,103
	BANKS - 9.7%
1,997	1st Source Corp.	102,746
1,398	BancFirst, Corp.	79,406
1,398	Bryn Mawr Bank Corp. +	61,722
2,546	FB Financial Corp.	108,078
1,947	Fidelity Southern Corp.	42,931
11,281	First BanCorp *	56,179
1,198	Hancock Holding Co.	61,517
3,943	Old National Bancorp	71,960
948	Pinnacle Financial Partners, Inc.	65,080
549	Texas Capital Bancshares, Inc. *	49,602
799	UMB Financial Corp.	60,053
		759,274
	BIOTECHNOLOGY - 1.8%
4,343	ChemoCentryx, Inc. *	28,229
998	Ionis Pharmaceuticals, Inc. *+	55,379
449	Ligand Pharmaceuticals, Inc.	59,201
		142,809
	BUILDING MATERIALS - 1.0%
2,696	Louisiana-Pacific Corp. *	74,437

	CHEMICALS -1.8%
3,295	AdvanSix, Inc.	141,850

	COAL - 0.9%
6,789	SunCoke Energy, Inc. *	77,327

	COMMERCIAL SERVICES - 6.6%
699	Brink’s Co.	56,514
4,143	CBIZ, Inc. *	61,109
1,298	Grand Canyon Education, Inc. *	123,258
649	Insperity, Inc.	76,517
1,597	Kelly Services, Inc.	46,553
1,248	McGrath RentCorp	59,654
749	Nutrisystem, Inc.	38,012
1,248	Paylocity Holding Corp.	57,583
		519,200

SCHEDULES OF INVESTMENTS
SARATOGA SMALL CAPITALIZATION PORTFOLIO (Unaudited) (Continued)
November 30, 2017

Shares		Value
	COMMON STOCK - 97.5% (Continued)
	COMPUTERS - 2.6%
3,844	Carbonite, Inc. * +	$92,448
599	EPAM Systems, Inc.	60,763
1,198	Insight Enterprise, Inc.	46,722
		199,933
	DISTRIBUTION/WHOLESALE - 1.2%
1,647	G-III Apparel Group Ltd	50,728
1,048	Triton International Ltd/Bermuda	41,469
		92,197
	DIVERSIFIED FINANCIAL SERVICES - 7.1%
2,047	Cohen & Steers, Inc.	95,349
1,198	Evercore Partners Inc	104,046
2,196	Houlihan Lokey, Inc.	98,029
8,436	Ladder Capital Corp.	115,151
2,945	Moelis & Co.	141,065
		553,640
	ELECTRICAL COMPONENTS & EQUIPMENT - 3.0%
1,098	Belden, Inc.	92,990
699	Littelfuse, Inc.	141,827
		234,817
	ELECTRONICS - 4.5%
5,241	AVX Corp.	95,071
250	Coherent, Inc. *	72,990
749	Rogers Corp. *	120,664
449	Synnex Corp.	61,154
		349,879
	ENERGY-ALTERNATE SOURCES - 0.6%
2,396	TPI Composities, Inc.	45,380

	ENGINEERING & CONSTRUCTION -1.7%
1,148	MasTec, Inc. *	51,488
1,248	TopBuild Corp.	84,852
		136,340
	ENTERTAINMENT - 1.3%
749	Marriott Vacations Worldwide Corp. +	100,553

	ENVIRONMENTAL CONTROL - 0.6%
599	MSA Safety, Inc.	51,514

	GAS - 1.0%
998	ONE Gas, Inc.	79,092

	HAND/MACHINE TOOLS - 1.2%
1,947	Kennametal, Inc.	90,769

	HEALTHCARE-PRODUCTS - 4.9%
1,148	Inogen, Inc. *	147,794
998	Masimo Corp. *	88,662
998	Natus Medical, Inc.	39,970
2,047	Orthodix International NV	110,988
		387,414
	HEALTHCARE-SERVICES - 1.3%
6,040	Capital Senior Living Corp.+	98,210

SCHEDULES OF INVESTMENTS
SARATOGA SMALL CAPITALIZATION PORTFOLIO (Unaudited) (Continued)
November 30, 2017

Shares		Value
	COMMON STOCK - 97.5% (Continued)
	HOME BUILDERS - 4.6%
2,596	LGI Homes, Inc. *	$182,265
3,394	M/I Homes, Inc. *	122,897
1,797	William Lyon Homes *+	53,622
		358,784
	HOUSEHOLD PRODUCTS/WARES - 0.3%
399	iRobot Corp. * +	27,379

	HOUSEHOLD PRODUCTS/WARES - 0.7%
399	ACCO Brands Corp. *	52,508

	INSURANCE - 1.7%
2,646	American Equity Investment Life Holding Co	83,958
3,344	MGIC Investment Corp	48,889
		132,847
	INTERNET - 2.4%
1,048	Imperva, Inc.	43,230
799	Proofpoint, Inc. *+	71,950
150	Stamps.com, Inc.	25,260
1,098	Yelp, Inc.	48,916
		189,356
	IRON/STEEL - 1.4%
1,747	Carpenter Technology Corp.	86,354
3,943	Cleveland-Cliffs, Inc.	26,260
		112,614
	LODGING - 1.7%
2,196	ILG, Inc.	61,686
1,547	Monarch Casino & Resort, Inc. *	72,601
		134,287
	MACHINERY-DIVERSIFIED - 3.5%
1,897	Altra Industrial Motion Corp.	92,194
1,448	Columbus McKinnon Corp.	57,833
1,997	Gorman-Rupp Co.	65,761
599	Kadant, Inc.	61,278
		277,066
	METAL FABRICATE/HARDWARE - 1.0%
1,298	Sun Hydraulics Corp.	78,737

	MISCELLANEOUS MANUFACTURING - 1.2%
499	EnPro Industries, Inc.	43,099
449	John Bean Technologies Corp.	53,768
		96,867
	PHARMACEUTICALS - 2.1%
5,591	Immune Design Corp. *	22,923
15,075	Kadmon Holdings, Inc. *+	53,818
1,098	PRA Health Sciences, Inc. *	90,442
		167,183
	REITS - 3.6%
150	Ashford Hospitality Prime, Inc.	1,382
1,398	Getty Realty Corp.	39,787
2,047	Potlatch Corp.	105,625
1,847	Seritage Growth Properties	75,173
2,745	Xenia Hotels & Resorts, Inc.	60,363
		282,330

SCHEDULES OF INVESTMENTS
SARATOGA SMALL CAPITALIZATION PORTFOLIO (Unaudited) (Continued)
November 30, 2017

Shares		Value
	COMMON STOCK - 97.5% (Continued)
	RETAIL - 2.1%
899	Dave & Buster’s Entertainment, Inc. *	$47,674
1,697	Rush Enterprises Inc *	82,661
1,697	Zumiez, Inc.	36,995
		167,330
	SAVINGS & LOANS - 0.5%
1,547	Sterling Bancorp +	39,216

	SEMICONDUCTORS - 3.1%
1,997	Brooks Automation, Inc.	49,705
3,045	Entegris, Inc. *	92,264
1,098	MKS Instruments, Inc.	103,541
		245,510
	SOFTWARE - 7.9%
2,995	Appfolio, Inc. *+	129,234
2,446	Five9, Inc. *	59,951
1,098	Guidewire Software, Inc. * +	81,680
3,095	Infrastructure, Inc.	107,551
1,148	SPS Commerce, Inc. *	57,928
599	Take-Two Interactive Software, Inc. *	66,818
2,745	Verint Systems, Inc. *	120,094
		623,257
	TELECOMMUNICATIONS - 0.8%
549	LogMeIn, Inc.	65,331

	TRUCKING & LEASING -1.3%
2,097	Greenbrier Cos, Inc.	104,850

	TOTAL COMMON STOCK (Cost - $6,344,475)	7,659,020

	SHORT-TERM INVESTMENTS - 2.1%
214,188	Milestone Treasury Obligations Fund, Institutional Class ^ (Cost - $214,188)	214,188

Principal
	COLLATERAL FOR SECURITIES LOANED - 5.1%
	REPURCHASE AGREEMENTS - 5.1%
	Royal Bank of Canada, dated 11/30/17, due 12/01/17, 1.04%, total to be received $599,699
$401,696	(Collateralized by various US Government agency obligations, due 07/15/20-02/15/46, 0.13%-3.88% totaling $609,210)
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $401,696)	401,696

	TOTAL INVESTMENTS - 105.4% (Cost - $6,960,359) (a)	$8,274,904

	LIABILITIES IN EXCESS OF OTHER ASSETS - (5.4)%	(421,856)

	NET ASSETS - 100.0%	$7,853,048

*	Non-income producing securities.

+	All or a portion of the security is on loan.

^	The Milestone Treasury Obligations Fund is managed by CLS Investments, LLC, an affiliate of the Administrator.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $6,960,359 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$1,464,796
Unrealized depreciation:	(150,251)
Net unrealized appreciation:	$1,314,545

SCHEDULES OF INVESTMENTS
SARATOGA INTERNATIONAL EQUITY PORTFOLIO (Unaudited)
November 30, 2017

Shares		Value
	COMMON STOCK - 96.9%
	AUTO MANUFACTURERS - 2.3%
3,270	Honda Motor Co. Ltd.	$109,796

	AUTO PARTS & EQUIPMENT - 4.2%
310	Continental AG	82,769
940	Hella KGaA Hueck & Co.	57,844
3,240	NGK Insulators Ltd.	62,574
		203,187
	BANKS - 17.9%
1,590	Banca Generali SpA	55,917
810	Bancolombia SA - ADR	31,274
1,263	BNP Paribas SA	95,794
4,940	Credit Suisse Group AG	83,984
2,600	DBS Group Holdings Ltd.	47,410
5,995	ICICI Bank Ltd. - ADR	57,192
60,000	Industrial & Commercial bank of China Ltd.	46,929
106,550	Lloyds Banking Group PLC	95,177
46,200	Metropolitan Bank & Trust Co.	88,181
3,340	National Australia Bank Ltd.	75,311
3,020	Sumitomo Mitsui Trust Holdings, Inc.	112,984
3,480	UniCredit SpA *	70,281
		860,434
	BEVERAGES - 2.6%
1,720	Coca-Cola European Partners PLC	67,063
650	Fomento Economico Mexicano SAB de CV - ADR	58,481
		125,544
	BUILDING MATERIALS - 2.6%
11,420	Boral Ltd.	65,591
2,160	LIXIL Group Corp.	57,353
		122,944
	CHEMICALS - 4.0%
1,400	DIC Corp.	52,839
211	LG Chem Ltd.	81,284
405	Solvay SA	57,108
		191,231
	DIVERSIFIED FINANCIAL SERVICES - 1.1%
3,070	ORIX Corp.	53,489

	ELECTRICAL COMPONENTS & EQUIPMENT - 0.9%
9,550	Delta Electronics, Inc. *	43,461

	ELECTRONICS - 1.1%
1,600	Alps Electric Co. Ltd.	51,713

	ENGINEERING & CONSTRUCTION - 1.3%
53,500	China Railway Construction Corp. Ltd.	63,517

	FOOD - 2.3%
3,310	Carrefour SA	69,553
8,720	Distribuidora Internacional de Alimentacion SA	41,106
		110,659
	HOLDING COMPANIES-DIVERSIFIED - 1.8%
6,930	CK Hutchison Holdings Ltd.	87,447

	HOME BUILDERS - 2.4%
6,130	Sekisui House Ltd.	115,403

SCHEDULES OF INVESTMENTS
SARATOGA INTERNATIONAL EQUITY PORTFOLIO (Unaudited) (Continued)
November 30, 2017

Shares		Value
	COMMON STOCK - 96.9% (Continued)
	HOUSEHOLD PRODUCTS/WARES - 0.9%
10,620	Samsonite International SA	$43,916

	INSURANCE - 3.8%
6,840	Assicurazioni Generali SpA	125,439
6,950	BB Seguridade Participacoes SA	57,156
		182,595
	IRON/STEEL - 1.0%
1,700	Ternium SA - ADR	48,552

	LODGING - 3.6%
2,110	Accor SA	105,865
14,750	Star Entertainment Group Ltd.	66,821
		172,686
	MACHINERY-DIVERSIFIED - 2.6%
8,300	Deutz AG	69,464
6,100	Husqvarna Group	55,930
		125,394
	MEDIA - 1.3%
8,930	NOS, SGPS SA	60,796

	METAL FABRICATE/HARDWARE - 4.1%
14,600	NTN Corp. *	73,127
2,460	SKF AB	55,944
2,360	Tenaris SA - ADR	69,006
		198,077
	MINING - 2.4%
105	Korea Zinc Co. Ltd. *	47,068
10,690	OZ Minerals Ltd. *	68,349
		115,417
	OIL & GAS - 9.4%
70,000	PetroChina Co. Ltd.	47,236
3,320	Royal Dutch Shell PLC	106,262
12,370	Santos Ltd. *	48,078
1,750	Sasol Ltd.	55,254
1,740	Total SA	98,527
13,840	Whitecap Resources, Inc.	94,430
		449,787
	OIL & GAS SERVICES - 1.1%
2,410	ShawCor Ltd.	51,930

	PACKAGING & CONTAINERS - 1.5%
930	Gerresheimer AG	74,430

	PHARMACEUTICALS - 6.7%
460	Bayer AG	58,819
3,690	GlaxoSmithKline PLC	63,905
2,504	Grifols SA	56,648
386	Roche Holding AG	97,727
2,970	Santen Pharmaceutical Co. Ltd.	45,529
		322,628
	REAL ESTATE - 1.1%
18,000	China Resources Land Ltd.	52,058

	REIT - 1.0%
70	Japan Hotel REIT Investment Corp.	49,013

SCHEDULES OF INVESTMENTS
SARATOGA INTERNATIONAL EQUITY PORTFOLIO (Unaudited) (Continued)
November 30, 2017

Shares		Value
	COMMON STOCK - 96.9% (Continued)
	RETAIL - 2.2%
1,950	Hennes & Mauritz AB	$46,097
570	Pandora A/S	57,218
		103,315
	SOFTWARE - 3.5%
220	NetEase, Inc. - ADR	72,316
8,410	Playtech PLC	95,746
		168,062
	TELECOMMUNICATIONS - 4.9%
4,500	China Mobile Ltd.	45,777
4,330	Orange SA	74,648
2,330	Telenor ASA	52,510
19,940	Vodafone Group PLC	60,516
		233,451
	TRANSPORTATION - 1.3%
14,380	PostNL NV	63,757

	TOTAL COMMON STOCK (Cost - $4,188,073)	4,654,689

	SHORT-TERM INVESTMENTS - 3.0%
142,606	Milestone Treasury Obligations Fund, Institutional Class ^ (Cost - $142,606)	142,606

	TOTAL INVESTMENTS - 99.9% (Cost - $4,330,679) (a)	$4,797,295

	OTHER ASSETS AND LIABILITIES - 0.1%	4,710

	NET ASSETS - 100.0%	$4,802,005

*	Non-income producing security.

^	The Milestone Treasury Obligations Fund is managed by CLS Investments, LLC, an affiliate of the Administrator.

ADR - American Depositary Receipt

PLC - Public Liability Company

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $4,443,787 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$467,310
Unrealized depreciation:	(113,802)
Net unrealized appreciation:	$353,508

SCHEDULES OF INVESTMENTS
SARATOGA HEALTH & BIOTECHNOLOGY PORTFOLIO (Unaudited)
November 30, 2017

Shares		Value
	COMMON STOCK - 98.0%
	BIOTECHNOLOGY - 21.1%
10,600	Amgen, Inc.	$1,861,996
3,170	Biogen, Inc. *	1,021,279
1,265	Bioverativ, Inc. *	63,275
4,100	Celgene Corp. *	413,403
5,650	Charles River Laboratories International, Inc. *	588,730
		3,948,683
	ELECTRONICS - 6.4%
6,080	Waters Corp. *	1,198,794

	HEALTHCARE-PRODUCTS - 4.4%
1,610	CR Bard, Inc.	540,863
3,700	Halyard Health, Inc. *	179,598
1,296	Medtronic PLC	106,441
		826,902
	HEALTHCARE-SERVICES - 25.0%
3,040	Aetna, Inc.	547,747
6,670	Anthem, Inc.	1,567,183
3,300	Cigna Corp.	698,709
11,500	DaVita, Inc. *	702,190
4,500	Quest Diagnostics, Inc.	443,070
3,100	UnitedHealth Group, Inc.	707,327
		4,666,226
	PHARMACEUTICALS - 39.5%
11,900	AstraZeneca PLC - ADR	391,153
6,000	Bayer AG - ADR	191,700
14,150	Cardinal Health, Inc.	837,539
37,200	Endo International PLC *	273,048
15,300	Express Scripts Holding Co. *	997,254
20,500	GlaxoSmithKline PLC - ADR +	718,730
7,000	Johnson & Johnson	975,310
6,700	McKesson Corp.	989,858
6,000	Mylan NV *	219,180
27,120	Owens & Minor, Inc.	519,077
3,700	Pfizer, Inc.	134,162
18,208	Sanofi - ADR	831,013
20,300	Teva Pharmaceutical Industries Ltd. - ADR +	300,846
		7,378,870
	RETAIL - 1.6%
3,800	CVS Health Corp.	291,080

	TOTAL COMMON STOCK (Cost - $13,436,954)	18,310,555

	SHORT-TERM INVESTMENTS - 1.8%
332,779	Milestone Treasury Obligations Portfolio, Institutional Class ^ (Cost - $332,779)	332,779

SCHEDULES OF INVESTMENTS
SARATOGA HEALTH & BIOTECHNOLOGY PORTFOLIO (Unaudited) (Continued)
November 30, 2017

Principal		Value
	COLLATERAL FOR SECURITIES LOANED - 5.6%
	REPURCHASE AGREEMENTS - 5.6%
$48,179	JP Morgan Repo, dated 11/30/17, due 12/01/17, 1.04%, total to be received $48,183
	(Collateralized by Various U.S. Treasury Bonds and Notes, 10/31/2020-05/15/2046, 1.375%-2.750%, totaling $49,143)	$48,179

1,000,000	RBC Repo, dated 11/30/17, due 12/01/17, 1.04%, total to be received $1,000,087
	(Collateralized by Various U.S. Treasury Bonds and Notes, 01/13/2022-10/15/2047, 1.875%-7.000%, totaling $1,020,000)	1,000,000

	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $1,048,179)	$1,048,179

	TOTAL INVESTMENTS - 105.4% (Cost - $14,817,912) (a)	$19,691,513

	OTHER ASSETS AND LIABILITIES - (5.4)%	(1,005,174)

	NET ASSETS - 100.0%	$18,686,339

*	Non-income producing securities.

+	All or a portion of the security is on loan.

^	The Milestone Treasury Obligations Fund is managed by CLS Investments, LLC, an affiliate of the Administrator.

ADR - American Depository Receipt.

PLC - Public Liability Company

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $14,835,783 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$6,617,760
Unrealized depreciation:	(1,762,030)
Net unrealized appreciation:	$4,855,730

SCHEDULES OF INVESTMENTS
SARATOGA TECHNOLOGY & COMMUNICATIONS PORTFOLIO (Unaudited)
November 30, 2017

Shares		Value
	COMMON STOCK - 98.1%
	COMMERCIAL SERVICES - 2.6%
18,400	Total System Services, Inc.	$1,368,224

	COMPUTERS - 23.8%
6,020	Accenture PLC - Cl. A	891,020
27,620	Amdocs Ltd.	1,803,310
19,119	Apple, Inc.	3,285,600
15,890	Check Point Software Technologies Ltd. *	1,657,168
11,920	Cognizant Technology Solutions Corp. - Cl. A	861,578
25,700	CSRA, Inc.	743,501
4,941	Dell Technologies, Inc. - Cl. V *	386,584
4,510	International Business Machines Corp.	694,405
23,600	NetApp, Inc.	1,333,636
22,000	Seagate Technology PLC +	848,320
		12,505,122
	DIVERSIFIED FINANCIAL SERVICES - 5.7%
5,400	Alliance Data Systems Corp.	1,292,058
4,139	MasterCard, Inc. - Cl. A	622,795
9,502	Visa, Inc. - Cl. A	1,069,830
		2,984,683
	ELECTRONICS - 1.9%
56,100	Flextronics International Ltd. *	1,013,727

	INTERNET -23.1%
2,921	Alphabet, Inc. *	2,983,539
2,194	Alphabet, Inc. - Cl. A *	2,273,357
2,340	Amazon.com, Inc. *	2,753,595
38,100	eBay, Inc. *	1,320,927
16,019	Facebook, Inc. - Cl. A *	2,838,246
		12,169,664
	SEMICONDUCTORS - 15.1%
40,900	Intel Corp.	1,833,956
16,920	KLA-Tencor Corp.	1,729,901
24,260	QUALCOMM, Inc.	1,609,408
9,300	Skyworks Solutions, Inc. +	974,082
26,040	Xilinx, Inc.	1,810,040
		7,957,387
	SOFTWARE - 18.0%
35,100	CA, Inc.	1,160,757
28,811	Microsoft Corp.	2,425,022
47,176	Oracle Corp.	2,314,455
6,020	salesforce.com, Inc. *	628,006
15,600	Synopsys Inc *	1,409,928
12,500	VMware, Inc. + *	1,501,375
		9,439,543

	TELECOMMUNICATIONS - 7.9%
82,100	Cisco Systems, Inc.	3,062,330
39,400	Juniper Networks, Inc.	1,093,744
		4,156,074

	TOTAL COMMON STOCK (Cost - $27,818,901)	51,594,424

	SHORT-TERM INVESTMENTS - 1.9%
983,620	Milestone Treasury Obligations Portfolio, Institutional Class ^ (Cost - $983,620)	983,620

SCHEDULES OF INVESTMENTS
SARATOGA TECHNOLOGY & COMMUNICATIONS PORTFOLIO (Unaudited) (Continued)
November 30, 2017

Principal		Value
	COLLATERAL FOR SECURITIES LOANED - 2.1%
	REPURCHASE AGREEMENTS - 2.1%
$1,000,000	Royal Bank of Canada, dated 11/30/17, due 12/01/17, 1.04%, total to be received $1,000,092
	(Collateralized by various U.S. Treasury Obligations, 09/07/17-12/01/51, 0.00%-9.00%, totaling $1,017,375)	$1,000,000
133,761	JP Morgan, dated 11/30/17, due 12/1/2017, 1.04%, total to be received $363,906
	(Collateralized by various U.S. Treasury Obligations, 05/15/21-01/15/26, 0.63%-3.13%, totaling $368,830)	133,761

	COLLATERAL FOR SECURITIES LOANED (Cost - $1,133,761)	1,133,761

	TOTAL INVESTMENTS - 102.1% (Cost - $29,936,282) (a)	$53,711,805

	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.1)%	(1,117,939)

	NET ASSETS - 100.0%	$52,593,866

*	Non-income producing securities.

+	All or a portion of the security is on loan.

^	The Milestone Treasury Obligations Fund is managed by CLS Investments, LLC, an affiliate of the Administrator.

PLC - Public Liability Company

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $29,936,282 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$23,857,774
Unrealized depreciation:	(82,251)
Net unrealized appreciation:	$23,775,523

SCHEDULES OF INVESTMENTS
SARATOGA ENERGY & BASIC MATERIALS PORTFOLIO (Unaudited)
November 30, 2017

Shares		Value
	COMMON STOCK - 98.8%
	BUILDING MATERIALS - 2.2%
1610	Louisiana-Pacific Corp	$44,452

	CHEMICALS - 14.1%
650	Ashland Global Holding, Inc.	48,087
710	Cabot Corp.	43,480
590	Dow Chemical Co.	42,456
540	Eastman Chemical Co.	49,880
670	LyondellBasell Industries NV	70,149
1,510	Mosaic Co.	36,678
		290,730
	COAL - 0.4%
341	CONSOL Energy, Inc. *	7,507

	FOREST PRODUCTS & PAPER - 2.6%
950	International Paper Co.	53,779

	IRON/STEEL -6.9%
1,860	ArcelorMittal - ADR *	56,265
670	Posco - ADR	51,081
450	Reliance Steel & Aluminum Co.	35,374
		142,720
	MINING - 4.5%
4,400	Cameco Corp.	41,272
2,230	Teck Resouces Ltd.	51,245
		92,517
	OIL & GAS - 59.5%
2,340	Antero Resources Corp *	44,460
640	BP PLC - ADR	25,645
3,648	Cenovus Energy, Inc.	34,692
597	Chevron Corp.	71,037
700	China Petroleum & Chemical Corp. - ADR	50,470
560	CNOOC Ltd.	76,630
2,730	CNX Resources Corp.	38,084
220	ConocoPhillips	11,194
1,150	Devon Energy Corp.	44,310
2,555	Diamond Offshore Drilling, Inc. *	40,982
2,650	Ecopetrol SA - ADR	30,740
2,780	Encana Corp.	32,915
310	Eni SpA	10,221
1,395	Exxon Mobil Corp.	116,189
1,430	Murphy Oil Corp.	39,969
1,519	Newfield Exploration Co. *	46,983
670	PetroChina Co. Ltd. - ADR	45,252
4,777	Petroleo Brasileiro *	46,432
2,480	QEP Resources, Inc. *	23,957
2,500	Range Resources Corp.	45,050
1,410	Royal Dutch Shell PLC - ADR	92,975
1,720	Sasol Ltd.	54,163
1,930	TOTAL SA - ADR	109,142
2,530	Transocean Ltd. *	25,654
819	Valero Energy Corp.	70,123
		1,227,269
	OIL & GAS SERVICES - 1.2%
830	Oceaneering International, Inc.	16,218
150	Schlumberger Ltd.	9,428
		25,646
	PACKAGING & CONTAINERS - 4.7%
1,800	Owens-Illinois, Inc. *	43,596
850	WestRock Co.	53,049
		96,645
	PIPELINES - 2.7%
700	Enbridge, Inc.	26,397
1,700	Kinder Morgan, Inc.	29,291
		55,688

	TOTAL COMMON STOCK (Cost - $1,714,585)	2,036,953

SCHEDULES OF INVESTMENTS
SARATOGA ENERGY & BASIC MATERIALS PORTFOLIO (Unaudited) (Continued)
November 30, 2017

Shares		Value

	SHORT-TERM INVESTMENTS - 1.0%
21,260	Milestone Treasury Obligations Fund, Institutional Class ^ (Cost - $21,260)	$21,260

	TOTAL INVESTMENTS - 99.8% (Cost - $1,735,845) (a)	$2,058,213

	OTHER ASSETS LESS LIABILITIES - 0.2%	4,578

	NET ASSETS - 100.0%	$2,062,791

*	Non-income producing securities.

^	The Milestone Treasury Obligations Fund is managed by CLS Investments, LLC, an affiliate of the Administrator.

ADR - American Depositary Receipt.

PLC - Public Liability Company.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $1,735,845 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$359,847
Unrealized depreciation:	(37,479)
Net unrealized appreciation:	$322,368

SCHEDULES OF INVESTMENTS
SARATOGA FINANCIAL SERVICES PORTFOLIO (Unaudited)
November 30, 2017

Shares		Value
	COMMON STOCK - 98.3%
	BANKS - 49.3%
3,601	Bank of America Corp.	$101,440
230	Bank of New York Mellon Corp.	12,590
230	BB&T Corp.	11,367
160	Capital One Financial Corp.	14,720
1,250	Citigroup, Inc.	94,375
390	Citizens Financial Group, Inc.	15,873
795	Commerce Bancshares, Inc.	45,004
890	East West Bancorp, Inc.	54,771
1,820	Fifth Third Bancorp	55,528
98	Goldman Sachs Group, Inc.	24,269
941	JPMorgan Chase & Co.	98,353
210	M&T Bank Corp.	35,480
830	Morgan Stanley	42,836
579	PNC Financial Services Group, Inc.	81,384
3,220	Regions Financial Corp.	53,420
400	State Street Corp.	38,140
1,000	Synovus Financial Corp.	49,630
1,628	US Bancorp	89,784
1,700	Wells Fargo & Co.	95,999
270	Wintrust Financial Corp.	22,639
510	Zions Bancorporation	25,271
		1,062,873
	COMMERCIAL SERVICES - 0.5%
70	S&P Global, Inc.	11,584

	DIVERSIFIED FINANCIAL SERVICES - 18.7%
675	American Express Co.	65,954
370	Ameriprise Financial, Inc.	60,395
164	BlackRock, Inc.	82,195
270	Charles Schwab Corp.	13,173
70	CME Group, Inc.	10,468
783	Discover Financial Services	55,280
1,120	E*TRADE Financial Corp. *	53,917
230	Franklin Resources, Inc.	9,971
140	Intercontinental Exchange, Inc.	10,003
530	Nasdaq, Inc.	41,955
		403,311
	INSURANCE - 27.1%
573	Allstate Corp.	69,090
169	American International Group, Inc.	10,133
70	Aon PLC	9,815
902	Berkshire Hathaway, Inc. *	174,095
22	Brighthouse Financial, Inc. *	1,293
129	Chubb Ltd.	19,622
990	CNO Financial Group, Inc.	24,958
910	First American Financial Corp.	50,587
170	Lincoln National Corp.	13,013
120	Marsh & McLennan Cos., Inc.	10,072
202	MetLife, Inc.	10,843
730	Principal Financial Group, Inc.	51,677
1,150	Progressive Corp.	61,157
140	Prudential Financial, Inc.	16,218
320	Reinsurance Group of America, Inc.	51,856
80	Travelers Cos., Inc.	10,846
		585,275
	SOFTWARE - 2.7%
450	MSCI, Inc.	57,915

	TOTAL COMMON STOCK (Cost - $1,320,684)	2,120,958

SCHEDULES OF INVESTMENTS
SARATOGA FINANCIAL SERVICES PORTFOLIO (Unaudited) (Continued)
November 30, 2017

Shares		Value
	SHORT-TERM INVESTMENTS - 1.6%
35,096	Milestone Treasury Obligations Portfolio, Institutional Class ^ (Cost - $35,096)	$35,096

	TOTAL INVESTMENTS - 99.9% (Cost - $1,355,780) (a)	$2,156,054

	OTHER ASSETS AND LIABILITIES - 0.1%	1,381

	NET ASSETS - 100.0%	$2,157,435

*	Non-income producing securities.

^	The Milestone Treasury Obligations Fund is managed by CLS Investments, LLC, an affiliate of the Administrator.

PLC - Public Liability Company

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $1,362,313 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$800,274
Unrealized depreciation:	(6,533)
Net unrealized appreciation:	$793,741

SCHEDULES OF INVESTMENTS
SARATOGA INVESTMENT QUALITY BOND PORTFOLIO (Unaudited)
November 30, 2017

Principal		Interest	Maturity
Amount		Rate	Date	Value
	U.S. GOVERNMENT & AGENCIES - 50.5%
	FEDERAL HOME LOAN MORTGAGE CORPORATION - 4.5%
$300,000	Freddie Mac +	1.750%	5/30/2019	$299,921

	U.S. TREASURY INFLATION PROTECTION SECURITIES - 34.7%
121,185	U.S. Treasury	0.125	4/15/2020	120,693
104,122	U.S. Treasury	0.125	4/15/2021	103,480
327,093	U.S. Treasury	0.125	1/15/2022	325,268
534,560	U.S. Treasury	0.125	1/15/2023	528,698
530,205	U.S. Treasury	0.375	7/15/2023	532,220
370,167	U.S. Treasury	0.625	1/15/2024	375,224
312,186	U.S. Treasury	0.375	7/15/2025	310,354
				2,295,937
	U.S. TREASURY NOTES - 11.3%
100,000	U.S. Treasury	1.000	9/30/2019	98,598
250,000	U.S. Treasury +	1.375	1/31/2020	247,729
400,000	U.S. Treasury +	2.000	7/31/2022	397,867
				744,194

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost - $3,335,190)			3,340,052

	CORPORATE BONDS & NOTES - 46.1%
	AUTO MANUFACTURERS - 2.3%
150,000	Ford Motor Credit Co. LLC	5.000	5/15/2018	152,086

	BANKS - 4.7%
100,000	Bank of America Corp.	6.875	11/15/2018	104,573
100,000	JPMorgan Chase & Co.	7.900	4/29/2049	101,367
100,000	Morgan Stanley	7.300	5/13/2019	107,051
				312,991
	BIOTECHNOLOGY - 1.5%
100,000	Celgene Corp.	2.125	8/15/2018	100,268

	COMMERCIAL SERVICES - 1.5%
100,000	Total System Services, Inc.	2.375	6/1/2018	100,137

	DIVERSIFIED FINANCIAL SERVICES - 3.4%
125,000	American Express Credit Corp.	1.800	7/31/2018	124,982
100,000	Synchrony Financial	3.000	8/15/2019	100,954
				225,936
	ELECTRIC - 6.4%
54,000	Arizona Public Service Co.	2.200	1/15/2020	53,930
100,000	Commonwealth Edison Co.	2.150	1/15/2019	100,033
100,000	DTE Energy Co.	2.400	12/1/2019	99,960
65,000	Oncor Electric Delivery Co. LLC	6.800	9/1/2018	67,351
100,000	Souther Power Co.	1.500	6/1/2018	99,848
				421,122
	HEALTHCARE-SERVICES - 5.1%
150,000	HCA, Inc.	3.750	3/15/2019	152,250
180,000	Humana, Inc.	7.200	6/15/2018	184,972
				337,222
	INSURANCE - 1.5%
100,000	Travelers Cos, Inc.	5.800	5/15/2018	101,797

	INTERNET - 1.6%
100,000	Expedia, Inc.	7.456	8/15/2018	103,642

SCHEDULES OF INVESTMENTS
SARATOGA INVESTMENT QUALITY BOND PORTFOLIO (Unaudited) (Continued)
November 30, 2017

Principal		Interest	Maturity
Amount		Rate	Date	Value
	CORPORATE BONDS & NOTES - 46.1% (Continued)
	IRON/STEEL - 1.5%
$100,000	Nucor Corp.	5.750%	12/1/2017	$100,000

	MEDIA - 1.5%
100,000	CBS Corp.	2.300	8/15/2019	100,138

	MISCELLANEOUS MANUFACTURING - 4.9%
303,000	General Electric Co.	5.500	1/8/2020	323,090

	MUNICIPAL - 2.2%
140,000	Cypress-Fairbanks Independent School District	6.629	2/15/2038	146,887

	PIPELINES - 1.5%
97,000	Kinder Morgan, Inc.	7.250	6/1/2018	99,470

	REGIONAL - 3.0%
20,000	Province of Ontario, Canada +	2.450	6/29/2022	200,260

	RETAIL - 2.0%
125,000	McDonald’s Corp.	3.500	7/15/2020	128,925

	SEMICONDUCTORS - 0.7%
50,000	Broadcom Corp.	2.700	11/1/2018	49,706

	SOFTWARE - 0.8%
50,000	CDK Global, Inc.	3.800	10/15/2019	51,063

	TOTAL CORPORATE BONDS & NOTES (Cost - $3,039,966)			3,054,740

Shares
	SHORT-TERM INVESTMENTS - 2.9%
192,012	Milestone Treasury Obligations Portfolio, Institutional Class ^ (Cost - $192,012)	$192,012

	COLLATERAL FOR SECURITIES LOANED - 0.4%
	REPURCHASE AGREEMENTS - 0.4%
26,177	Royal Bank of Scotland PLC Repo, dated 08/31/17, due 09/01/17, 1.04%, total to be received $26,179
	(Collateralized by U.S. Treasury Bonds and Notes, 01/13/2022-10/15/2047, 1.875%-7.000%, totaling $26,604)
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $26,177)	26,177

	TOTAL INVESTMENTS - 99.9% (Cost - $6,593,345) (a)	$6,612,981

	OTHER ASSETS AND LIABILITIES - 0.1%	7,000

	NET ASSETS - 100.0%	$6,619,981

+	All or a portion of the security is on loan.

^	The Milestone Treasury Obligations Fund is managed by CLS Investments, LLC, an affiliate of the Administrator.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $6,593,345 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$36,456
Unrealized depreciation:	(16,820)
Net unrealized appreciation:	$19,636

SCHEDULE OF INVESTMENTS
SARATOGA MUNICIPAL BOND PORTFOLIO (Unaudited)
November 30, 2017

Principal		Value
	MUNICIPAL BONDS - 92.9%
	ARIZONA - 10.9%
	Electric - 5.2%
$40,000	Salt River Project Agricultural Improvement & Power District, 5.00%, 12/1/19	$42,639

	Hospitals - 5.7%
40,000	Industrial Development Authority of the County of Yavapai, 5.00%, 8/1/26	46,589
		89,228
	ARKANSAS - 4.6%
	General Obligation -4.2%
35,000	Northwest Arkansas Conservation Authority, 4.00%, 3/1/25	37,365

	CALIFORNIA - 10.9%
	Education - Public - 5.9%
40,000	San Diego Unified School District, 5.00%, 7/1/28	48,427

	General Obligation - 5.0%
40,000	California Statewide Communities Development Authority, 2.625%, 11/1/33	40,544
		88,971
	CONNECTICUT - 11.9%
	Education - Private - 4.8%
40,000	Connecticut State Health & Educational Facility Authority, 1.00%, 7/1/33	39,690

	Special Tax - 7.1%
50,000	Connecticut State Special Tax Revenue, 5.00%, 8/1/27	57,794
		97,484
	DELAWARE - 11.0%
	General Obligation - 5.3%
40,000	County of New Castle DE, 4.00%, 7/15/21	43,299

	Education - Public - 5.7%
40,000	Delaware State Economic Development Authority, 5.00%, 10/1/29	47,069
		90,368
	HAWAII - 2.8%
	General Obligation - 2.8%
20,000	State of Hawaii, 5.00%, 10/1/22	22,935

	MISSOURI - 3.8%
	Education - 3.8%
30,000	Health & Educational Facilities Authority of the State of Missouri, 4.25%, 6/1/25	31,553

	NEW JERSEY - 6.4%
	Transportation - 6.4%
45,000	New Jersey Turnpike Authority, 5.00%, 1/1/31	52,606

	NEW YORK - 13.8%
	Education - 4.6%
35,000	Albany Capital Resource Corp, 4.00%, 7/1/26	37,738

	Transportation - 5.2%
35,000	Triborough Bridge & Tunnel Authority, 5.00%, 11/15/29	42,453

	General Obligation - 4.0%
30,000	Suffolk County Economic Development Corp, 5.00%, 7/1/28	32,974
		113,165

SCHEDULE OF INVESTMENTS
SARATOGA MUNICIPAL BOND PORTFOLIO (Unaudited) (Continued)
November 30, 2017

Principal		Value
	MUNICIPAL BONDS - 92.9% (Continued)
	OHIO - 3.9%
	Education - Public - 3.9%
$30,000	Wright State University	$32,256

	OREGON - 5.2%
	Electric - 5.2%
35,000	City of Eugene OR Electric Utility System Revenue - Prefunded, 4.00%, 8/1/20	37,111
5,000	City of Eugene OR Electric Utility System Revenue - Unrefunded, 4.00%, 8/1/20	5,311
		42,422

	TEXAS - 2.1%
	Transportation - 2.1%
15,000	Texas Transportation Commission State Highway Fund, 5.00%, 10/1/22	17,164

	WASHINGTON - 5.6%
	Education - Public - 5.6%
40,000	Washington State University, 5.00%, 10/1/40	45,853

	TOTAL MUNICIPAL BONDS (Cost - $760,351)	761,370

Shares
	SHORT-TERM INVESTMENTS - 4.9%
40,528	Dreyfus Tax Exempt Cash Management, Institutional Class (Cost - $40,528)	40,528

	TOTAL INVESTMENTS - 97.8% (Cost - $800,879) (a)	$801,898

	OTHER ASSETS LESS LIABILITIES - 1.9%	17,968

	NET ASSETS - 100.0%	$819,866

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $800,879 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$3,965
Unrealized depreciation:	(2,946)
Net unrealized appreciation:	$1,019

SCHEDULES OF INVESTMENTS
US GOVERNMENT MONEY MARKET PORTFOLIO (Unaudited)
November 30, 2017

Principal		Value
	REPURCHASE AGREEMENT - 101.6%
$10,615,000	Credit Agricole Repo, 1.03%, due 12/1/17 with a full maturity value of $10,615,304
	(Collateralized by $10,986,100 U.S. Treasury Note, 2.00% due 5/31/2024, aggregate market value plus accrued interest $10,827,351)
	(Cost - $10,615,000)	$10,615,000

	TOTAL INVESTMENTS - 101.6% (Cost - $10,615,000) (a)	$10,615,000

	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.6)%	(171,270)

	NET ASSETS - 100.0%	$10,443,730

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $10,615,000.

CONSOLIDATED SCHEDULES OF INVESTMENTS
JAMES ALPHA MACRO PORTFOLIO (Unaudited)
November 30, 2017

Shares		Value
	EXCHANGE TRADED FUNDS - 32.7%
	ASSET ALLOCATION FUNDS - 1.2%
2,113	iShares MorningStar Multi-Asset Income Index ETF	$54,283
1,828	PowerShares DB US Dollar Index Bullish Fund *	44,219
520	SPDR Bloomberg Barclays Convertible Securities	26,858
		125,360
	COMMODITY FUNDS - 3.7%
987	iPath Bloomberg Coffee Subindex Total Return ETN	15,930
1,765	iPath Bloomberg Grains Subindex Total Return ETN	44,107
2,592	iShares Global Clean Energy ETF	23,147
11,836	iShares S&P GSCI Commodity Indexed Trust	185,588
4,120	iShares S&P/TSX Capped Materials Index ETF	41,798
618	iShares S&P/TSX Global Gold Index ETF	5,812
2,216	PowerShares DB Agriculture Fund	42,281
857	ProShares UltraShort Bloomberg Crude Oil	23,362
521	United States Natural Gas Fund LP	3,152
393	VelocityShares 3x Inverse Natural Gas ETN	10,851
		396,028
	DEBT FUNDS - 19.5%
2,906	Highland/iBoxx Senior Loan ETF	53,005
10	iShares 20+ Year Treasury Bond ETF	1,251
6,195	iShares Barclays USD Asia High Yield Bond Index	67,464
195	iShares Floating Rate Bond ETF	9,937
2	iShares iBoxx $ High Yield Corporate Bond ETF	176
1,529	iShares JP Morgan USD Emerging Markets Bond ETF	176,584
1	iShares MBS ETF	107
329	PowerShares Senior Loan Portfolio	7,583
4,337	SPDR Barclays Euro High Yield Bond UCITS ETF	302,982
350	SPDR Bloomberg Barclays High Yield Bond ETF	12,929
5,463	VanEck Vectors Emerging Markets High Yield Bond	133,789
3	VanEck Vectors International High Yield Bond ETF	77
24,485	Vanguard Total International Bond ETF	1,345,696
		2,111,580
	EQUITY FUNDS - 8.3%
2,561	AdvisorShares STAR Global Buy-Write ETF	78,277
4,115	FIRST ASSET ACTIVE UTILITY & INFRASTRUCTURE ETF	34,113
419	First Trust Financial AlphaDEX Fund	13,098
3,423	Global X Scientific Beta US ETF	106,969
2,084	Guggenheim S&P 500 Equal Weight ETF	208,921
12	IPATH S&P 500 VIX SHORT-TERM FUTURES ETN	384
25	IQ Merger Arbitrage ETF	772
506	iShares Latin America 40 ETF	16,485
74	iShares Mortgage Real Estate Capped ETF	3,377
102	iShares MSCI All Country Asia ex Japan ETF	7,714
459	iShares MSCI Brazil Capped ETF	17,763
1,781	iShares MSCI EAFE ETF	124,866
2,730	iShares MSCI Emerging Markets ETF	125,853
1,329	iShares MSCI Frontier 100 ETF	43,551
124	ProShares Short VIX Short-Term Futures ETF	13,991
571	SPDR EURO STOXX 50 ETF	23,634
745	VanEck Vectors Africa Index ETF	18,256
260	VanEck Vectors Russia ETF	5,637
1,344	Vanguard FTSE Emerging Markets ETF	59,781
		903,442

	TOTAL EXCHANGE TRADED FUNDS (Cost - $3,440,652)	3,536,410

CONSOLIDATED SCHEDULES OF INVESTMENTS
JAMES ALPHA MACRO PORTFOLIO (Unaudited) (Continued)
November 30, 2017

Shares		Value
	MUTUAL FUNDS - 12.3%
	ALTERNATIVE INVESTMENTS - 5.3%
62,242	AQR Managed Futures Strategy Fund, Class I	$572,629

	ASSET ALLOCATION FUNDS - 7.0%
41,681	Altegris Futures Evolution Strategy Fund, Class I	414,310
43,885	Salient Adaptive Growth Fund	348,012
		762,322

	TOTAL MUTUAL FUNDS (Cost - $1,446,299)	1,334,951

	SHORT-TERM INVESTMENTS - 41.0%
4,444,309	Milestone Treasury Obligations Fund, Institutional Class ^ (Cost - $4,444,309)	4,444,309

	TOTAL INVESTMENTS - 86.0% (Cost - $9,331,261) (a)	$9,315,670

	OTHER ASSETS LESS LIABILITIES - 14.0%	1,513,811

	NET ASSETS - 100.0%	$10,829,481

*	Non-income producing securities.

+	All or a portion of this investment is a holding of the James Alpha Cayman Commodity Fund I Ltd.

^	The Milestone Treasury Obligations Fund is managed by CLS Investments, LLC, an affiliate of the Administrator.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $9,331,261, excluding swaps, foreign exchange contracts and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$104,811
Unrealized depreciation:	(120,402)
Net unrealized depreciation:	$(15,591)

Forward Currency Contracts
Settlement	Units to					US Dollar	Unrealized Appreciation /
Date	Receive/Deliver		Counterparty	In Exchange For		Value	(Depreciation)
To Buy:
12/27/2017	17,190	CAD	BNY Mellon	$13,966	USD	$13,816	$(150)
12/27/2017	3,483,238	JPY	BNY Mellon	30,899	USD	31,180	282
To Sell:
12/27/2017	65,310	GBP	BNY Mellon	65,310	USD	67,105	(1,795)
12/27/2017	965	MXN	BNY Mellon	965	USD	983	(19)
12/27/2017	709,292	EUR	BNY Mellon	709,292	USD	719,189	(9,897)
12/27/2017	110,459	CHF	BNY Mellon	110,459	USD	111,861	(1,401)
12/27/2017	3,232	AUD	BNY Mellon	3,232	USD	3,232	0
Total Unrealized:							$(12,980)

CONSOLIDATED SCHEDULES OF INVESTMENTS
JAMES ALPHA MACRO PORTFOLIO (Unaudited) (Continued)
November 30, 2017

TOTAL RETURN SWAP - (0.7)%	Unrealized Loss
The Deutsche Bank Total Return Swap provides exposure to the daily, total returns of the James Alpha Index, a proprietary index of the London Branch of Deutsche Bank AG. The number of shares is 58,600, with a receivable rate of 1.46%. The James Alpha Index features a basket of commodity trading advisor (“CTA”) programs selected by James Alpha Advisors, LLC from an approved list of third-party managers offered through Deutsche Bank AG on its DB Select platform. The James Alpha Index comprises a diversified collection of strategy and style types, including trend following, short-term trading, discretionary, global macro, and sector specialists. According to the terms of the swap, James Alpha Advisors, LLC can modify the James Alpha Index as frequently as daily, on a T+1 basis, by adjusting the notional value of the James Alpha Index, or by adding, deleting, or re-weighting the constituent CTA programs. The swap became effective on December 7, 2016, and has a term of three years there from unless terminated earlier. (Notional Value $5,860,000)	$(49,354)
$(49,354)

James Alpha Index Swap Top 50 Holdings
FUTURES CONTRACTS*
Number of Contracts	Open Long Future Contracts	Counterparty	Notional Value at November 30, 2017	Expiration	Unrealized Appreciation / (Depreciation)
1	10 year Australian Treasury Bond Future	Deutsche Bank	599,504	12/15/2017	$213
4	10 year Italian Bond Future	Deutsche Bank	604,267	12/7/2017	(2,839)
0	10 year Japanese Goverment Bond Future	Deutsche Bank	246,738	12/13/2017	16
1	3 month Euro (EURIBOR)	Deutsche Bank	287,855	6/18/2018	11
4	90 Day Bank Accepted Bill Future	Deutsche Bank	645,102	6/7/2018	(1,049)
1	DAX Index Future	Deutsche Bank	416,241	12/15/2017	8,481
1	EUR/USD	Deutsche Bank	213,711	12/18/2017	890
3	Euro-BUND Future	Deutsche Bank	653,399	12/7/2017	(243)
2	Eurodollar	Deutsche Bank	474,160	12/16/2019	(16)
1	Euro-OAT Futures	Deutsche Bank	272,091	12/7/2017	(7,234)
1	Hang Seng Index	Deutsche Bank	208,492	12/28/2017	4,471
10	Light Sweet Crude Oil (WTI) Future	Deutsche Bank	605,713	2/20/2018	15,949
8	Light Sweet Crude Oil (WTI) Future	Deutsche Bank	471,069	5/22/2018	34,789
2	Mini Japanese Goverment Bond Future	Deutsche Bank	331,108	12/12/2017	115
					53,553
	Open Short Future Contracts
(3)	10 year US Treasury Notes Future	Deutsche Bank	(366,747)	3/20/2018	$798
(3)	2 year Euro-Schatz Future	Deutsche Bank	(465,686)	12/7/2017	134
(2)	3 month Sterling	Deutsche Bank	(382,988)	6/20/2018	(50)
(8)	5 year US Treasury Notes Future	Deutsche Bank	(919,330)	3/29/2018	1,549
(2)	Eurodollar	Deutsche Bank	(384,470)	6/20/2018	44
(2)	Eurodollar	Deutsche Bank	(492,461)	9/19/2018	(1,759)
(2)	Eurodollar	Deutsche Bank	(497,733)	12/14/2020	20
(2)	JPY/USD	Deutsche Bank	(203,952)	12/20/2017	2,453
(18)	Light Sweet Crude Oil (WTI) Future	Deutsche Bank	(1,038,257)	12/19/2017	(11,045)
					(7,856)

	TOTAL FUTURES CONTRACTS				$45,697

PURCHASED PUT OPTIONS^*
Description	Counterparty	Notional Value at November 30, 2017	Expiration	Strike Price	Unrealized Appreciation / Depreciation
NOK/EUR	Deutsche Bank	445,860	2/16/2018	9.850	$(686)
SEK/EUR	Deutsche Bank	275,140	12/11/2017	9.520	0
USD/AUD	Deutsche Bank	250,315	1/4/2018	0.715	29
USD/EUR	Deutsche Bank	274,672	3/16/2018	1.125	304
USD/EUR	Deutsche Bank	249,076	4/27/2018	1.110	354
					$1

CONSOLIDATED SCHEDULES OF INVESTMENTS
JAMES ALPHA MACRO PORTFOLIO (Unaudited) (Continued)
November 30, 2017

PURCHASED CALL OPTIONS^*
Description	Counterparty	Notional Value at November 30, 2017	Expiration	Strike Price	Unrealized Depreciation
CHF/USD	Deutsche Bank	445,860	2/16/2018	0.982	$(135)

TOTAL PURCHASED OPTIONS					$(134)

WRITTEN PUT OPTIONS^*
Description	Counterparty	Notional Value at November 30, 2017	Expiration	Strike Price	Unrealized Appreciation / (Depreciation)
CAD/EUR	Deutsche Bank	(259,837)	3/1/2018	1.385	$(11)
CAD/EUR	Deutsche Bank	(465,126)	3/9/2018	1.380	(28)
CHF/GBP	Deutsche Bank	(350,633)	1/19/2018	1.145	(6)
NOK/EUR	Deutsche Bank	(350,633)	3/1/2018	8.850	(9)
NOK/EUR	Deutsche Bank	(445,860)	5/31/2018	9.250	721
NOK/EUR	Deutsche Bank	(549,977)	5/3/2018	8.920	(146)
SEK/EUR	Deutsche Bank	(218,526)	2/2/2018	8.900	(0)
SEK/EUR	Deutsche Bank	(214,673)	3/2/2018	9.220	(20)
SEK/EUR	Deutsche Bank	(275,773)	4/19/2018	9.100	(43)
SEK/GBP	Deutsche Bank	(265,576)	3/27/2018	10.150	(376)
USD/AUD	Deutsche Bank	(750,944)	1/4/2018	0.675	(1)
USD/EUR	Deutsche Bank	(368,798)	3/23/2018	1.105	(225)
USD/EUR	Deutsche Bank	(690,257)	3/16/2018	1.100	(266)
USD/EUR	Deutsche Bank	(747,228)	4/27/2018	1.075	(342)
USD/NZD	Deutsche Bank	(500,354)	1/8/2018	0.638	(58)
					(810)
WRITTEN CALL OPTIONS^*
Description	Counterparty	Notional Value at November 30, 2017	Expiration	Strike Price	Unrealized Appreciation / (Depreciation)
CHF/USD	Deutsche Bank	(1,337,580)	5/31/2018	1.06	$67
JPY/CAD	Deutsche Bank	(353,936)	3/26/2018	99.00	(33)
NOK/EUR	Deutsche Bank	(445,860)	5/31/2018	10.75	(699)
					(665)

TOTAL WRITTEN OPTIONS					$(1,475)

^	Option transactions are done by notional and not by contracts

FOREIGN CURRENCY TRANSACTIONS +*

							Unrealized
Settlement Date	Units to Receive/Deliver		Counterparty	In Exchange For		US Dollar Value	Appreciation / (Depreciation)
To Buy:
12/18/2017	212,056	CHF	Deutsche Bank	$216,008	USD	213,190	(2,818)

To Sell:
12/18/2017	263,155	USD	Deutsche Bank	220,786	EUR	257,957	(5,198)
12/4/2017	160,847	USD	Deutsche Bank	234,800	NZD	168,207	7,360
							2,161

+	Foreign currency transactions are done by notional and not by contracts

*	Non-income producing securities

SCHEDULES OF INVESTMENTS
JAMES ALPHA GLOBAL REAL ESTATE INVESTMENTS PORTFOLIO (Unaudited)
November 30, 2017

Shares		Value
	COMMON STOCK - 100.1%
	ASIA PACIFIC - 26.2%
	AUSTRALIA - 3.9%
1,822,166	Goodman Group	$12,020,856
686,611	Nextdc Ltd.	3,033,622
912,747	Westfield Corp.	5,806,603
		20,861,081
	HONG KONG - 8.0%
4,360,420	China Resources Land Ltd.	12,533,793
2,144,389	CK Asset Holdings Limited	18,052,492
1,638,209	Hongkong Land Holdings Ltd.	11,958,926
		42,545,211
	JAPAN - 14.3%
854,868	Aeon Mall Co. Ltd.	15,690,978
36,018	Invincible Investment Corp.	15,497,669
952,428	Mitsubishi Estate Co. Ltd.	17,043,359
422,724	Mitsui Fudosan Co. Ltd.	9,579,805
2,994	Nippon Building Fund, Inc.	15,062,973
1,695	Nippon Prologis REIT, Inc.	3,651,888
		76,526,672

	TOTAL ASIA PACIFIC (Cost - $150,902,117)	139,932,964

	EUROPE - 27.8%
	AUSTRIA - 3.7%
690,099	BUWOG AG	19,871,585

	BELGIUM - 1.1%
87,194	VGP NV	5,967,638

	FRANCE - 2.4%
26,397	Carmila	724,700
288,750	Klepierre	11,946,906
		12,671,606
	GERMANY - 2.3%
907,963	Aroundtown S.A.	6,842,097
228,427	TLG Immobilien AG	5,639,319
		12,481,416
	ITALY - 1.4%
672,938	COIMA RES SpA *	7,221,402

	LUXEMBOURG - 1.5%
340,444	Grand City Properties SA	7,793,829

	NETHERLANDS - 0.7%
76,445	Wereldhave NV	3,551,174

	SPAIN - 5.6%
1,280,104	Inmobiliaria Colonial SA	12,114,503
514,622	Hispania Activos Inmobiliarios SOCIMI SA	9,096,766
661,965	Merlin Properties Socimi SA	8,721,703
		29,932,972
	UNITED KINGDOM - 9.2%
7,959,738	Empiric Student Property PLC	9,427,874
121,740	Grainger PLC	463,399
673,062	Great Portland Estates PLC	5,644,212
4,000,340	McCarthy & Stone PLC	8,934,860
652,439	Segro PLC	4,844,216
4,665,187	Tritax Big Box REIT PLC	9,150,490
1,062,364	UNITE Group PLC	10,318,158
		48,783,209

	TOTAL EUROPE (Cost - $152,256,613)	148,274,831

SCHEDULES OF INVESTMENTS
JAMES ALPHA GLOBAL REAL ESTATE INVESTMENTS PORTFOLIO (Unaudited) (Continued)
November 30, 2017

Shares		Value
	COMMON STOCK - 100.1% (Continued)
	NORTH AMERICA - 46.1%
	CANADA - 4.4%
225,905	Boardwalk Real Estate Investment Trust	$7,064,901
3,144,788	Pure Industrial Real Estate Trust	16,306,127
		23,371,028
	UNITED STATES - 41.7%
184,155	Acadia Realty Trust	5,161,865
298,995	American Homes 4 Rent	6,422,413
328,127	Ashford Hospitality Prime, Inc.	3,022,050
228,593	Brixmor Property Group, Inc.	4,130,675
348,338	CatchMark Timber Trust, Inc.	4,594,578
188,770	Chatham Lodging Trust	4,283,191
135,458	Chesapeake Lodging Trust	3,906,609
2,561,689	Colony NorthStar, Inc.	31,226,989
648,996	CoreCivic, Inc.	15,257,896
83,498	CoreSite Realty Corp.	9,475,353
152,016	CyrusOne, Inc.	9,236,492
247,348	Education Realty Trust, Inc.	6,957,899
104,657	Ellington Financial LLC	3,827,306
671,900	Ellington Residential Mortgage REIT	10,044,905
136,831	Equinix, Inc.	1,758,278
22,169	Extra Space Storage, Inc.	10,297,279
59,078	GEO Group Inc/The	5,042,898
150,617	Jernigan Capital, Inc.	3,997,375
455,228	Kennedy-Wilson Holdings, Inc.	9,400,458
1,403,940	La Quinta Holdings, Inc. *	26,885,451
494,838	New Senior Investment Group, Inc.	4,057,672
1,355,386	New York REIT, Inc.	6,831,145
748,365	NorthStar Realty Europe Corp.	10,858,776
134,335	PennyMac Mortgage Investment Trust	2,103,686
359,361	Physicians Realty Trust	6,421,781
143,523	Regency Centers Corp.	9,732,295
275,636	Select Income REIT	6,915,707
96,910	Washington Prime Group, Inc.	689,030
		222,540,052

	TOTAL NORTH AMERICA (Cost - $273,617,594)	245,911,080

	TOTAL COMMON STOCK (Cost - $604,156,202)	534,118,875

	SHORT-TERM INVESTMENTS - 1.0%
5,075,411	Milestone Treasury Obligations Fund, Institutional Class ^ (Cost - $5,075,411)	5,075,411

	TOTAL INVESTMENTS - 101.1% (Cost - $609,231,613) (a)	$539,194,286
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.1)%	(5,947,165)
	NET ASSETS - 100.0%	$533,247,121

*	Non-income producing securities.

^	The Milestone Treasury Obligations Fund is managed by CLS Investments, LLC, an affiliate of the Administrator.

PLC - Public Liability Company

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $609,231,613 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$8,529,890
Unrealized depreciation:	(78,567,217)
Net unrealized depreciation:	$(70,037,327)

SCHEDULES OF INVESTMENTS
JAMES ALPHA MULTI STRATEGY ALTERNATIVE INCOME PORTFOLIO (Unaudited)
November 30, 2017

Shares		Value
	COMMON STOCK - 90.3%
	ADVERTISING - 0.0%
245	Yext, Inc. *	$3,506

	AEROSPACE/DEFENSE - 0.7%
800	Orbital ATK, Inc.	105,552

	APPAREL - 0.7%
79	Canada Goose Holdings, Inc. *	2,124
2,811	Skechers U.S.A., Inc. *	98,666
		100,790
	AUTO MANUFACTURERS - 0.4%
2,835	Blue Bird Corp. *	55,282

	BANKS - 0.2%
800	MainSource Financial Group, Inc.	31,640
43	Metropolitan Bank Holding Corp. *	1,882
		33,522
	BIOTECHNOLOGY - 0.6%
6,568	NeoGenomics, Inc. *	60,688
6,217	Pacific Biosciences of California, Inc. *	19,832
4,436	Pfenex, Inc. *	10,913
		91,433
	CHEMICALS - 2.6%
2,200	Calgon Carbon Corp.	47,520
1,100	Monstanto Co.	130,174
9,110	Westlake Chemical Partners LP	200,420
		378,114
	COMMERCIAL SERVICES - 3.8%
100	Capella Education Co.	8,530
412	CoStar Group, Inc. *	125,648
3,294	HMS Holdings Corp. *	54,450
2,255	KAR Auction Services, Inc.	113,584
3,400	Nets A/S *	89,171
2,300	Paylocity Holding Corp. *	106,122
586	ServiceMaster Global Holdings, Inc. *	28,644
277	WEX, Inc. *	35,655
		561,804
	COMPUTERS - 1.7%
713	Dell Technologies, Inc. *	55,785
43	ForeScout Technologies, Inc. *	1,037
4,924	NEXTDC Ltd. *	21,755
1,141	Nutanix, Inc. *	37,425
2,361	Qualys, Inc. *	139,063
		255,065
	COSMETICS/PERSONAL CARE - 0.1%
610	elf Beauty, Inc. *	13,518

	DIVERSIFIED FINANCIAL SERVICES - 1.4%
5,162	Ellington Financial LLC	77,172
1,405	Financial Engines, Inc.	39,199
553	Hamilton Lane, Inc.	19,062
1,082	WageWorks, Inc. *	69,410
		204,843
	ELECTRIC - 0.4%
3,100	Calpine Corp. *	46,562
1,500	Dynergy, Inc. *	18,195
		64,757

SCHEDULES OF INVESTMENTS
JAMES ALPHA MULTI STRATEGY ALTERNATIVE INCOME PORTFOLIO (Unaudited) (Continued)
November 30, 2017

Shares		Value
	COMMON STOCK - 90.3% (Continued)
	ELECTRONICS - 0.4%
1,800	ShotSpotter, Inc. *	$23,418
1,500	Sparton Corp. *	34,800
		58,218
	ENGINEERING & CONSTRUCTION - 0.1%
1,000	Aecon Group, Inc.	15,265
241	Keane Group, Inc. *	3,605
		18,870
	ENTERTAINMENT - 0.4%
1,329	IMAX Corp. *	33,757
925	Lions Gate Entertainment Corp. *	28,712
		62,469

	HEALTHCARE-PRODUCTS - 3.9%
400	Advanced Accelerator Applications SA - ADR *	32,540
645	Bio-Techne Corp.	86,914
1,100	CR Bard, Inc.	369,534
4,109	GenMark Diagnostics, Inc. *	18,285
49	iRhythm Technologies, Inc. *	2,719
2,083	K2M Group Holdings, Inc. *	40,952
3,017	T2 Biosystems, Inc. *	12,551
		563,495
	HEALTHCARE-SERVICES - 1.1%
965	AAC Holdings, Inc. *	8,810
2,791	Acadia Healthcare Co., Inc. *	88,838
233	Almost Family, Inc. *	13,840
1,586	Envision Healthcare Corp. *	50,641
		162,129
	INTERNET - 1.7%
5,639	Attunity Ltd. *	43,026
554	Imperva, Inc. *	22,852
44	Okta, Inc. *	1,285
3,949	RingCentral, Inc. *	186,195
		253,358
	LODGING - 0.9%
6,631	La Quinta Holdings, Inc. *	118,098

	MACHINERY-CONSTRUCTION & MINING - 0.1%
1,095	ASV Holdings, Inc. *	8,749

	MACHINERY-DIVERSIFIED - 0.1%
203	Gardner Denver Holdings, Inc. *	6,579

	MEDIA - 3.3%
4,500	Time Warner, Inc.	411,795
1,700	Tribune Media Co.	70,040
		481,835
	MINING - 1.3%
2,216	Alamos Gold, Inc.	14,027
22,260	Emerge Energy Services LP *	178,303
		192,330

SCHEDULES OF INVESTMENTS
JAMES ALPHA MULTI STRATEGY ALTERNATIVE INCOME PORTFOLIO (Unaudited) (Continued)
November 30, 2017

Shares		Value
	COMMON STOCK - 90.3% (Continued)
	OIL & GAS - 3.2%
7,270	Antero Midstream Partners LP	$200,288
779	Carrizo Oil & Gas, Inc. *	15,058
197	Noble Energy, Inc.	5,181
1,173	Parsley Energy, Inc. *	31,507
16,424	Sanchez Midstream Partner LP	177,379
1,923	SandRidge Energy, Inc. *	35,787
		465,200
	OIL & GAS SERVICES - 0.0%
1,500	Tesco Corp. *	6,075

	PHARMACEUTICALS - 1.8%
1,500	Akorn, Inc. *	48,825
1,956	Catalent, Inc. *	77,829
8,535	Keryx Biopharmaceuticals, Inc. *	40,883
5,732	Lipocine, Inc. *	20,463
500	Omega Protein Corp.	10,975
799	Premier, Inc. *	23,187
1,219	Radius Health, Inc. *	34,510
		256,672
	PIPELINES - 14.8%
4,730	Cheniere Energy, Inc. *	228,554
8,175	Energy Transfer Partners LP	135,787
2,760	EQT Midstream Partners LP	189,391
10,220	Kinder Morgan, Inc.	176,091
6,924	MPLX LP	248,295
10,520	Oasis Midstream Partners LP *	190,622
4,840	Phillips 66 Partners LP	226,802
7,950	SemGroup Corp.	190,800
7,150	Shell Midstream Partners LP	193,407
4,310	Tallgrass Energy Partners LP	189,295
4,530	Valero Energy Partners LP	188,267
		2,157,311
	PRIVATE EQUITY - 2.0%
12,600	Fortress Investment Group LLC	99,036
9,988	Kennedy-Wilson Holdings, Inc.	191,270
		290,306
	REAL ESTATE - 6.8%
6,328	Aeon Mall Co. Ltd.	116,150
6,461	Aroundtown SA	48,688
4,915	BUWOG AG	141,529
31,089	China Resources Land Ltd.	89,364
15,413	CK Asset Holdings Ltd.	129,754
867	Grainger PLC *	3,300
2,254	Grand City Properties SA	51,601
103,301	Hongkong Land Holdings Ltd.	75,197
28,568	McCarthy & Stone PLC	63,807
6,837	Mitsubishi Estate Co. Ltd.	122,346
3,052	Mitsui Fudosan Co. Ltd.	69,165
43	Redfin Corp. *	980
1,646	TLG Immobilien AG	40,636
628	VGP NV	42,981
		995,498

SCHEDULES OF INVESTMENTS
JAMES ALPHA MULTI STRATEGY ALTERNATIVE INCOME PORTFOLIO (Unaudited) (Continued)
November 30, 2017

Shares		Value
	COMMON STOCK - 90.3% (Continued)
	REITS - 17.9%
1,360	Acadia Realty Trust	$38,121
2,135	American Homes 4 Rent	45,860
2,429	Ashford Hospitality Prime, Inc.	22,371
1,630	Boardwalk Real Estate Investment Trust	50,976
1,671	Brixmor Property Group, Inc.	30,195
2,469	CatchMark Timber Trust, Inc.	32,566
1,404	Chatham Lodging Trust	31,857
961	Chesapeake Lodging Trust	27,715
4,852	COIMA RES SpA	52,068
18,765	Colony NorthStar, Inc.	228,745
4,655	CoreCivic, Inc.	109,439
599	CoreSite Reatly Corp,	67,975
1,337	CycrusOne, Inc.	81,236
1,584	Duke Reatly Corp.	44,558
761	Education Reatly Trust, Inc.	27,830
56,681	Empiric Student Property PLC	67,136
137	Equinix, Inc.	63,635
419	Extra Space Storage, Inc.	35,766
1,073	GEO Group, Inc.	28,477
7,765	Global Medical REIT, Inc.	74,078
13,708	Goodman Group	90,432
5,709	Great Portland Estates PLC	47,875
3,706	Hispania Activos Inmobiliarios Socimi SA	65,509
8,281	Inmobiliaria Colonial SA	78,369
268	Invincible Investment Corp.	115,314
3,241	Jernigan Capital, Inc.	66,927
2,039	Klépierre	84,363
4,784	Melin Properties Socimi SA	63,031
3,707	New Senior Investment Group, Inc.	30,397
10,161	New York REIT, Inc.	51,211
21	Nippon Building Fund, Inc.	105,652
12	Nippon Prologis REIT, Inc.	25,854
5,347	NorthStar Realty Europe Corp.	77,585
742	PennyMac Mortgage Investment Trust	11,620
2,634	Physicians Realty Trust	47,070
21,972	Pure Industrial Real Estate Trust	113,928
1,127	Regency Centers Corp.	76,422
4,701	SEGRO PLC	34,904
1,966	Select Income REIT	49,327
33,262	Tritax Big Box REIT PLC	65,242
7,230	UNITE Group PLC	70,221
696	Washington Prime Group, Inc.	4,949
565	Wereldhave NV	26,246
6,956	Westfield Corp.	44,252
		2,607,304

	RETAIL - 1.9%
200	Buffalo Wild Wings, Inc. *	31,190
2,366	Copart, Inc. *	102,117
690	Five Below, Inc. *	42,642
1,492	Fogo De Chao, Inc. *	17,382
1,200	HSN, Inc.	48,780
2,797	J. Jill, Inc. *	17,789
427	Wingstop, Inc.	16,734
		276,634

SCHEDULES OF INVESTMENTS
JAMES ALPHA MULTI STRATEGY ALTERNATIVE INCOME PORTFOLIO (Unaudited) (Continued)
November 30, 2017

Shares		Value
	COMMON STOCK - 90.3% (Continued)
	SAVINGS AND LOANS - 0.7%
4,527	Banc of California, Inc.	$102,084

	SEMICONDUCTORS - 3.8%
1	Broadcom Ltd.	278
1,300	Cavium, Inc. *	111,124
1,100	IXYS Corp. *	26,730
3,700	NXP Semiconductors NV *	419,543
		557,675
	SOFTWARE - 7.6%
915	2U, Inc. *	58,652
43	Altair Engineering, Inc. *	963
310	Alteryx, Inc. *	7,738
782	Asure Software, Inc. *	11,229
1,547	Black Knight, Inc. *	69,460
1,206	Blackline, Inc. *	44,224
700	BroadSoft, Inc. *	38,500
1,985	Callidus Software, Inc. *	58,111
1,466	Cotiviti Holdings, Inc. *	47,909
1,188	Coupa Software, Inc. *	42,091
2,770	Evolent Health, Inc. *	35,594
7,238	Five9, Inc. *	177,403
1,461	Guidewire Software, Inc. *	108,683
1,694	Instructure, Inc. *	58,866
43	MongoDB, Inc. *	1,227
393	MuleSoft, Inc. *	9,019
359	NantHealth, Inc. *	1,160
43	SendGrid, Inc. *	901
3,134	SS&C Technologies Holdings, Inc.	129,403
641	Talend SA - ADR *	25,621
319	Ultimate Software Group, Inc. *	67,319
1,888	Veeva Systems, Inc. *	113,676
		1,107,749
	TELECOMMUNICATIONS - 2.4%
345	CenturyLink, Inc.	5,034
1,500	Gigamon, Inc. *	58,275
5,278	GTT Communications, Inc. *	213,495
400	Straight Path Communications, Inc. *	72,736
43	Switch, Inc. *	737
		350,277
	TRANSPORTATION - 1.5%
8,650	Golar LNG Ltd.	213,741

	TOTAL COMMON STOCK (Cost - $13,629,924)	13,180,842

	EXCHANGE TRADED FUNDS - 2.0%
	ASSET ALLOCATION FUNDS - 0.5%
916	ProShares UltraShort Yen *	$68,260

	DEBT FUNDS - 1.5%
5,640	iShares US Preferred Stock ETF	217,479

	TOTAL EXCHANGE TRADED FUNDS (Cost - $308,866)	285,739

SCHEDULES OF INVESTMENTS
JAMES ALPHA MULTI STRATEGY ALTERNATIVE INCOME PORTFOLIO (Unaudited) (Continued)
November 30, 2017

Shares		Maturity Date	Interest Rate	Value
	PREFERRED STOCK - 0.4%
1,000	Bank of America Corp.	Perpetual	6.625%	26,630
361	JPMorgan Chase & Co.	Perpetual	6.125%	9,747
1,000	US Cellular Corp.	12/1/2064	7.250%	25,750
	TOTAL PREFERRED STOCK (Cost - $62,385)			62,127

		Notional
Contracts ++		Amount	Expiration Date - Exercise Price
	PUT OPTIONS PURCHASED - 0.0%
13	AT&T, Inc.	$47,294	12/15/2017-$32.00	$26
	TOTAL PUT OPTIONS PURCHASED (Cost - $128)			26
Shares
	SHORT-TERM INVESTMENTS - 16.6%
2,429,407	Milestone Treasury Obligations Portfolio, Institutional Class ^ (Cost - $2,429,407)			2,429,407

	TOTAL INVESTMENTS - 109.3% (Cost - $16,430,710) (a)			$15,958,141

	OTHER ASSETS AND LIABILITIES - (9.3)%			(1,353,951)

	NET ASSETS - 100.0%			$14,604,190

Shares				Value
	SECURITIES SOLD SHORT - (18.3)% *
	COMMON STOCK - (10.8)%
	BANKS - (0.2)%
1	Canadian Imperial Bank of Commerce			$92
1,110	First Financial Bancorp.			31,469
				31,561
	BIOTECHNOLOGY - (0.3)%
763	Cellectis SA - ADR			19,022
2,323	Sinovac Biotech Ltd.			18,538
				37,560
	COMMERCIAL SERVICES - (0.1)%
88	Strayer Education, Inc.			8,732

	DISTRIBUTION/WHOLESALE - (0.4)%
1,875	EnviroStar, Inc.			52,687

	DIVERSIFIED FINANCIAL SERVICES - (0.3)%
133	Credit Acceptance Corp.			40,286

	ELECTRIC - (1.4)%
1,648	El Paso Electric Co.			100,363
1,548	Unitil Corp.			80,867
978	Vistra Energy Corp.			18,484
				199,714
	ELECTRICAL COMPONENTS & EQUIPMENT - (0.1)%
70	Littelfuse, Inc.			14,203

	FOOD - (0.1)%
200	Bob Evans Farms, Inc.			15,608

SCHEDULES OF INVESTMENTS
JAMES ALPHA MULTI STRATEGY ALTERNATIVE INCOME PORTFOLIO (Unaudited) (Continued)
November 30, 2017

Shares		Value
	SECURITIES SOLD SHORT - (18.3)% (Continued) *
	COMMON STOCK - (10.8)% (Continued)
	GAS - (2.0)%
987	Atmos Energy Corp.	$91,090
1,213	Chesapeake Utilities Corp.	103,772
1,192	ONE Gas, Inc.	94,466
		289,328
	HEALTHCARE-PRODUCTS - (2.1)%
561	Becton Dickinson and Co.	128,026
2,523	Globus Medical, Inc.	95,899
1,026	ResMed, Inc.	87,620
		311,545
	HEALTHCARE-SERVICES - (0.4)%
1,437	Civitas Solutions, Inc.	27,950
1,986	Select Medical Holdings Corp.	35,053
		63,003
	HOME FURNISHINGS - (0.1)%
152	iRobot Corp.	10,430

	MEDIA - (0.1)%
391	Sinclair Broadcast Group, Inc.	13,314

	MINING - (0.1)%
2,216	Alamos Gold, Inc.	14,027

	OIL & GAS - (0.0)%
1,020	Nabors Industries Ltd.	6,161

	PIPELINES - (0.0)%
1	Andeavor Logistics LP	45

	RETAIL - (1.0)%
1,326	CarMax, Inc.	91,375
1,980	Liberty Interactive Corp. QVC Group	48,312
		139,687
	SEMICONDUCTORS - (0.4)%
2,829	Marvell Technology Group Ltd.	63,200

	SOFTWARE - (0.5)%
648	VMware, Inc.	77,831

	TELECOMMUNICATIONS - (1.2)%
5,021	AT&T, Inc.	182,664

	TOTAL COMMON STOCK (Proceeds - $1,257,696)	1,571,586

	EXCHANGED TRADED FUNDS - (7.5)%
	EQUITY FUNDS - (7.5)%
1,200	iShares Russell 2000 ETF	$184,380
4,846	iShares Russell 2000 Growth ETF	905,087
	TOTAL EXCHANGED TRADED FUNDS (Proceeds - $858,130)	1,089,467

	TOTAL SECURITIES SOLD SHORT (Proceeds - $2,115,826) (a)	$2,661,053

SCHEDULES OF INVESTMENTS
JAMES ALPHA MULTI STRATEGY ALTERNATIVE INCOME PORTFOLIO (Unaudited) (Continued)
November 30, 2017

		Notional
Contracts ++		Amount	Expiration Date - Exercise Price	Value
	CALL OPTIONS WRITTEN - 0.0%
12	Calgon Cabon Corp.	$25,860	1/19/2018-$22.50	120
15	Gigamon, Inc.	58,275	12/15/2017-$40.00	75
6	NXP Semiconductors NV	68,034	1/19/2018-$115.00	1,380
	TOTAL CALL OPTIONS WRITTEN (Premiums Received - $2,489) (a)			$1,575

*	Non-income producing securities

++	One contract is equivalent to 100 shares of the underlying common stock.

#	All or a portion of this security is collateral for options written.

^	The Milestone Treasury Obligations Fund is managed by CLS Investments, LLC, an affiliate of the Administrator.

ADR - American Depositary Receipt

PLC - Public Liability Company

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes, including securities sold short and options written, is $14,187,418 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$1,201,947
Unrealized depreciation:	(2,093,852)
Net unrealized depreciation:	$(891,905)

SCHEDULES OF INVESTMENTS
JAMES ALPHA MANAGED RISK DOMESTIC EQUITY PORTFOLIO (Unaudited)
November 30, 2017

Shares				Value
	EXCHANGE TRADED FUND - 87.4%
	EQUITY FUND - 87.4%
36,500	SPDR S&P500 ETF Trust +			$9,672,865
	TOTAL EXCHANGE TRADED FUND (Cost - $5,088,785)			9,672,865

Contracts (a)		Notional Amount	Expiration Date - Exercise Price
	PUT OPTIONS PURCHASED - 1.2% *
15	IPATH S&P 500 VIX	47,955	1/19/18-$40.00	14,205
200	SPDR S&P500 ETF Trust	5,300,200	12/15/17-$250.00	4,400
350	SPDR S&P500 ETF Trust	9,275,350	01/19/18-$257.00	40,600
250	SPDR S&P500 ETF Trust	6,625,250	01/19/18-$255.00	36,000
200	SPDR S&P500 ETF Trust	5,300,200	01/19/18- $253.00	35,400
	TOTAL PURCHASED OPTIONS (Cost - $236,868)			130,605

Shares
	SHORT-TERM INVESTMENTS -13.9%
1,539,592	Milestone Treasury Obligations Portfolio, Institutional Class ^ (Cost - $1,539,592)			1,539,592

	TOTAL INVESTMENTS - 102.5% (Cost - $10,804,673) (b)			$11,343,062

	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.5)%			(274,523)

	NET ASSETS - 100.0%			$11,068,539

		Notional
Contracts (a)		Amount	Expiration Date - Exercise Price	Value
	WRITTEN OPTIONS - (2.2)% *
	PUT OPTIONS WRITTEN - (0.4)%
15	IPATH S&P 500 VIX	47,955	1/19/18-$32.00	4,395
200	SPDR S&P500 ETF Trust	5,300,200	12/15/17-$237.00	1,200
350	SPDR S&P500 ETF Trust	9,275,350	01/19/18-$240.00	16,450
250	SPDR S&P500 ETF Trust	6,625,250	01/19/18-$243.00	14,000
200	SPDR S&P500 ETF Trust	5,300,200	01/19/18-$245.00	13,400
	(Premiums Received - $81,944)			49,445

	CALL OPTIONS WRITTEN - (1.8)%
115	SPDR S&P500 ETF Trust	3,047,615	12/15/17-$260.00	58,880
60	SPDR S&P500 ETF Trust	1,590,060	12/15/17-$262.00	20,820
175	SPDR S&P500 ETF Trust	4,637,675	12/29/17-$259.00	115,500
	(Premiums Received - $130,727)			195,200

	TOTAL WRITTEN OPTIONS (Premiums Received - $65,739) (b)			$244,645

*	Non-income producing security.

+	All or a portion of this security is segregated as collateral for options written.

^	The Milestone Treasury Obligations Fund is managed by CLS Investments, LLC, an affiliate of the Administrator.

(a)	Each contract is equivalent to 100 shares of the underlying security.

(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes, including put and call options written, excluding swaps, is $5,573,839 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$2,210,796
Unrealized depreciation:	(1,837,462)
Net unrealized appreciation:	$373,334

	OPEN RETURN SWAPS - 0.4%
Notional Amount	Reference Entity	Shares	Counterparty	Expiration Date	Pay/Receive Fixed Rate	Variable Rate #	Unrealized Gain
771,450	SPY SPDR SP 500 ETF Trust	3,000	Goldman Sachs	10/2/2018	Pay	1.243	$(1,015,660)
1,810,690	SPY SPDR SP 500 ETF Trust	7,000	Goldman Sachs	11/7/2018	Pay	1.244	$22,899
1,302,152	SPY SPDR SP 500 ETF Trust	5,000	Goldman Sachs	11/27/2018	Pay	1.347	$1,083,620
							$90,859

#	Variable rate is Libor plus 0.40%

SCHEDULES OF INVESTMENTS
JAMES ALPHA MANAGED RISK EMERGING MARKETS EQUITY PORTFOLIO (Unaudited)
November 30, 2017

Shares				Value
	EXCHANGE TRADED FUND - 85.6%
	EQUITY FUND - 85.6%
174,000	iShares MSCI Emerging Markets ETF +			$8,021,400
	TOTAL EXCHANGE TRADED FUNDS (Cost - $6,604,483)			8,021,400

		Notional
Contracts (a)		Amount	Expiration Date - Exercise Price
	PUT OPTIONS PURCHASED - 4.8% *
35	iPath S&P 500 VIX ST Futures ETN	$111,895	1/22/2018-$40.00	33,145
1,750	iShares MSCI Emerging Markets ETF	8,067,500	12/18/2017-$45.50	57,750
700	iShares MSCI Emerging Markets ETF	3,227,000	1/22/2018-$46.00	91,000
1,450	iShares MSCI Emerging Markets ETF	6,684,500	1/22/2018-$47.00	263,900
	TOTAL PURCHASED OPTIONS (Cost - $363,821)			445,795

Shares
	SHORT-TERM INVESTMENTS - 15.0%
1,409,750	Milestone Treasury Obligations Portfolio, Institutional Class ^ (Cost - $1,409,750)			1,409,750

	TOTAL INVESTMENTS - 105.4% (Cost - $8,378,054) (b)			$9,876,945

	OTHER ASSETS AND LIABILITIES - (5.4)%			(509,003)

	NET ASSETS - 100.0%			$9,367,942

		Notional
Contracts (a)		Amount	Expiration Date - Exercise Price	Value
	WRITTEN OPTIONS - (2.4)%
	PUT OPTIONS WRITTEN - (2.1)% *
35	iPath S&P 500 VIX ST Futures ETN	$111,895	1/22/2018-$32.00	$10,255
1,750	iShares MSCI Emerging Markets ETF	8,067,500	12/18/2017-$43.50	17,500
600	iShares MSCI Emerging Markets ETF	2,766,000	1/22/2018-$44.00	34,800
1,550	iShares MSCI Emerging Markets ETF	7,145,500	1/22/2018-$45.00	136,400
	TOTAL PUT OPTIONS WRITTEN (Premiums Received - $153,073)			198,955

	CALL OPTIONS WRITTEN - (0.3)% *
1,100	iShares MSCI Emerging Markets ETF	5,071,000	12/4/2017-$47.00	2,200
800	iShares MSCI Emerging Markets ETF	3,688,000	12/18/2017-$47.00	21,600
	TOTAL CALL OPTIONS WRITTEN (Premiums Received - $131,232)			23,800

	TOTAL OPTIONS WRITTEN (Premiums Received - $284,305) (b)			$222,755

*	Non-income producing security.

+	All or a portion of this security is segregated as collateral for options written.

^	The Milestone Treasury Obligations Fund is managed by CLS Investments, LLC, an affiliate of the Administrator.

(a)	Each contract is equivalent to 100 shares of the underlying security.

(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes, including put and call options written, excluding swaps, is $8,216,951 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$1,588,738
Unrealized depreciation:	(151,499)
Net unrealized appreciation:	$1,437,239

	OPEN RETURN SWAPS - 0.8%
Notional Amount	Reference Entity	Shares	Counterparty	Expiration Date	Pay/Receive Fixed Rate	Variable Rate	Unrealized Gain/(Loss)
$2,581,600	EEM iShares MSCI Emerging Market	56,000	Goldman Sachs	11/9/2018	Pay	1.244#	$(27,742)
599,300	EEM iShares MSCI Emerging Market	13,000	Goldman Sachs	12/20/2017	Pay	1.243#	(3,161)
461,000	EEM iShares MSCI Emerging Market	10,000	Goldman Sachs	1/11/2018	Pay	1.243#	(2,431)
							$(33,334)

#	Variable rate is Libor plus 0.45%.

SCHEDULES OF INVESTMENTS
JAMES ALPHA HEDGED HIGH INCOME PORTFOLIO (Unaudited)
November 30, 2017

Principal		Coupon Rate (%)		Maturity Date	Value
	ASSET-BACKED SECURITIES - 9.9%
	AUTOMOBILE ASSET-BACKED SECURITIES - 1.1%
$120,000	Drive Auto Receivables Trust 2015-A #	4.1200		7/15/2022	$122,098
150,000	Drive Auto Receivables Trust 2016-B #	4.5300		8/15/2023	154,690
60,000	Drive Auto Receivables Trust	3.8400		3/15/2023	61,146
					337,934
	COMMERCIAL ASSET-BACKED SECURITIES - 1.3%
136,500	JPMBB Commercial Mortgage Securities Trust 2014-C25 #, weighted average of the net mortgage rates on the mortgage loans for dstribution date minus 0.5000%	4.0947		11/15/2047	106,763
100,000	JPMBB Commercial Mortgage Securities Trust 2015-C31, weighted average of the net mortgage rates on the mortgage loans for dstribution date minus 0.5000%	4.1177		8/15/2048	76,459
100,000	Wells Fargo Commercial Mortgage Trust 2015-C27 #	3.7680		2/15/2048	76,071
100,000	Wells Fargo Commercial Mortgage Trust 2015-C28	4.1342		5/15/2048	79,069
53,000	Wells Fargo Commercial Mortgage Trust 2015-SG1	4.4699		12/15/2047	42,830
					381,192
	OTHER ASSET-BACKED SECURITIES - 3.4%
110,000	AOMT 2017-1 B1	4.5300		1/25/2047	111,082
150,000	BMIR 2017-1MC	3.8400		10/25/2027	150,000
100,000	Colt Funding LLC,	4.0283		10/25/1947	100,246
125,000	Colony American Homes 2014-1 #	4.0283		5/17/2031	125,876
115,000	Invitation Homes 2014-SFR2 Trust, 1 mo. LIBOR + 3.7000% #	4.9278		6/17/2032	116,843
150,000	PROG 2017-SFR1	5.3500		8/17/2034	154,112
129,839	Sturctured Agency Credit Risk				155,551
100,000	Tricon American Homes	5.7690		11/17/2033	102,557
					1,016,267
	WHOLE LOAN COLLATERALIZED MORTGAGE OBLIGATIONS - 4.1%
110,000	Angel Oak Mortgage Trust LLC 2015-1 #	6.4022		1/25/2047
187,603	Alternative Loan Trust 2006-6CB	7.0780		5/25/2036	138,042
160,000	CAS 2017-C01 1B1, 1 mo. LIBOR +	6.8270		7/25/2029	181,976
160,000	CAS 2017-C02 2B1, 1 mo. LIBOR +	11.5786		9/25/2029	170,521
99,985	CAS 2016-C04 1B, 1 mo. LIBOR +	7.8750		1/25/2029	131,538
120,000	Fannie Mae Connecticut Avenue Securities, 1 mo. LIBOR + 5.7000%	6.2306		4/25/2028	123,702
185,000	Fannie Mae Connecticut Avenue Securities, 1 mo. LIBOR + 10.2500%	11.4844		1/25/2029	178,989
250,000	Freddie Mac Structured Agency Credit Risk Debt Notes, 1 mo. LIBOR + 8.8000%	6.2306		12/25/2029	252,238
57,445	Luminent Mortgage Trust 2006-2, 1 mo. LIBOR + 0.2000%	1.4306		2/25/2046	47,022
					1,224,028

	TOTAL ASSET-BACKED SECURITIES (Cost - $2,871,139)				2,959,421

	BANK LOANS - 3.4%
	BUILDING MATERIALS - 0.3%
44,888	Arclin US Holding Corp., 3 mo. LIBOR + 4.2500%	5.2500	*	2/14/2024	45,308
30,000	Arclin US Holding Corp., 3 mo. LIBOR + 8.7500%	9.7500	*	2/14/2025	30,450
					75,758
	CONSUMER PRODUCTS - 0.3%
100,000	Diversey	4.3161		7/25/2024	100,271

	ELECTICAL - 0.3%
100,000	Itron, 0 mo. LIBOR + 0.0000%	—		9/17/2018	100,000

	ENTERTAINMENT - 0.3%
99,250	Mohegan Tribal Gaming Authority, 3 mo. LIBOR + 4.0000%	5.2388	*	10/13/2023	100,304

	FOOD - 0.6%
124,063	Chobani, 3 mo. LIBOR + 3.5000%	5.4839	*	10/7/2023	125,613
44,775	JBS USA LUX SA, 3 mo. LIBOR + 2.5000%	3.7389	*	10/30/2022	43,924
					169,537
	GAS - 0.1%
25,000	Chesapeake Energy Corp., 3 mo. LIBOR + 7.5000%	8.5000	*	8/23/2021	26,714

	OIL - 0.2%
64,675	MEG Energy Corp., 3 mo. LIBOR + 3.5000%	4.5400	*	12/31/2023	64,816

	METALS & MINING - 0.1%
35,000	Big River Steel, 3 mo. LIBOR + 5.0000%	—	*	8/15/2023	35,263

	PHARMACEUTICALS - 0.2%
50,000	Nature’s Bounty	4.8328		8/15/2024	48,000

SCHEDULES OF INVESTMENTS
JAMES ALPHA HEDGED HIGH INCOME PORTFOLIO (Unaudited)(Continued)
November 30, 2017

Principal		Coupon Rate (%)		Maturity Date	Value
	BANK LOANS - 3.4% (Continued)
	RETAIL - 0.2%
35,000	Camping World	4.2378	*	10/24/2022	$35,169
35,000	Neiman Marcus Group LTD. LLC	4.2500		10/25/2020	28,693
					63,862
	SOFTWARE - 0.1%
43,460	West Corp.	5.2423	*	10/3/2024	43,480

	TELLECOMMUNICATIONS - 0.6%
64,838	Frontier Communications, 3 mo. LIBOR + 3.7500%	4.9800	*	6/1/2024	61,968
104,475	SFR Group SA, 3 mo. LIBOR + 2.7500%	3.9440	*	6/22/2025	102,212
22,172	Windstream Servces LLC, 3 mo. LIBOR + 4.0000%	4.5000	*	3/30/2021	20,953
					185,133
	TRANSPORTATION - 0.1%
40,000	PODS	—		11/21/2024	40,150

	TOTAL BANK LOANS (Cost - $1,051,420)				1,053,288

	TERM LOANS - 1.8%
	AUTO MANUFACTURING - 0.1%
34,910	Superior Industries International, 3 mo. LIBOR + 4.5000%	5.7872	*	3/22/2024	35,303

	ENERGY - 0.0%
33,138	CE STAR Holdings LLC (a)(b)	12.0000		11/28/2021	32,263

	ENTERTAINMENT - 0.2%
49,325	Intrawest	—		6/29/2024	49,633

	MANUFACTURED GOODS - 0.4%
120,000	Kloeckner Pentaplast, 3 mo. LIBOR + 4.2500%	5.5464	*	6/29/2022	121,250

	RETAIL - 1.1%
51,216	Nebraska Book Holdings, Inc., Tranche A +(a)(b)	8.0000		9/18/2020	51,216
283,981	Nebraska Book Holdings, Inc., Tranche B +(a)(b)	8.0000		9/19/2020	278,302
					329,518

	TOTAL TERM LOANS (Cost - $570,993)				567,967

	CORPORATE BONDS - 46.0%
	AEROSPACE/DEFENSE - 0.4%
86,000	Kratos Defense & Security Solutions, Inc.	7.0000		5/15/2019	88,623
25,000	Kratos Defense & Security Solutions, Inc.	6.5000		11/30/2025	25,719
					114,342
	AIRLINES - 1.0%
124,000	Intrepid Aviation Group Holdings LLC #	6.8750		2/15/2019	122,760
200,000	VistaJet Malta Finance PLC	7.7500		6/1/2020	189,000
					311,760
	APPAREL - 0.8%
236,556	Boardriders SA	8.8750		12/15/2017	235,373

	AUTO PARTS & EQUIPMENT - 0.9%
219,000	International Automotive Components Group SA #	9.1250		6/1/2018	220,232
40,000	Titan International, Inc.	6.5000		11/30/2023	39,888
					260,120
	BANKS - 2.0%
200,000	BNP Paribas SA	5.1250		11/15/2027	200,625
100,000	Freedom Mortgage Corp	8.1250		11/15/2024	104,250
100,000	Goldman Sachs Capital II	4.0000		5/10/2020	88,321
70,000	Goldman Sachs Group Inc/The	5.3750		5/22/2045	72,579
55,000	Goldman Sachs Group Inc/The	5.0000		11/10/2022	54,725
35,000	Goldman Sachs Group Inc/The	5.1500		5/22/2045	39,784
45,000	Morgan Stanley	5.5500		11/15/2024	46,800
					607,084
	BEVERAGES - 1.4%
396,000	Carolina Beverage Group LLC #	10.6250		8/1/2018	401,692

	BIOTECHNOLOGY - 0.5%
149,000	Southern States Cooperative, Inc.	10.0000		8/15/2021	149,000

	CHEMICALS - 0.2%
45,000	NOVA Chemicals Corp. #	5.2500		6/1/2027	45,562

SCHEDULES OF INVESTMENTS
JAMES ALPHA HEDGED HIGH INCOME PORTFOLIO (Unaudited)(Continued)
November 30, 2017

Principal		Coupon Rate (%)	Maturity Date	Value
	CORPORATE BONDS - 46.0% (Continued)
	COAL - 0.2%
$43,000	SunCoke Energy, Inc.	7.6250	8/1/2019	$43,000
10,000	Warrior Met Coal, Inc.	8.0000	11/1/2024	10,362
				53,362
	COMMERCIAL SERVICES - 1.5%
118,000	ACE Cash Express, Inc. #	11.0000	2/1/2019	118,221
164,000	Flexi-Van Leasing, Inc. #	7.8750	8/15/2018	164,820
134,000	Hertz Corp.	5.8750	10/15/2020	134,228
30,000	United Rentals North America, Inc.	4.5780	1/15/2028	30,412
				447,681
	COMPUTERS - 0.4%
45,000	Diamond 1 Finance Corp. #	6.0200	6/15/2026	49,550
60,000	Seagate HDD Cayman #	5.7500	12/1/2034	57,532
15,000	Seagate HDD Cayman	4.8750	3/1/2024	15,003
				122,085
	DISTRIBUTION/WHOLESALE - 1.2%
135,000	H&E Equipment Services, Inc.	5.6250	9/1/2025	141,750
200,000	Matalan Finance PLC	6.8750	6/1/2019	201,000
				342,750
	DIVERSIFIED FINANCIAL SERVICES - 0.7%
151,000	Creditcorp #	12.0000	7/15/2018	135,145
65,000	E*TRADE Financial Corp.	5.3000	3/15/2023	65,731
				200,876
	ELECTRIC - 0.8%
15,000	AES Corp.	5.1250	9/1/2027	15,525
55,000	Calpine Corp.	5.7500	1/15/2025	53,212
15,000	NextEra Energy Operating Partners LP	4.5000	9/15/2027	15,037
150,000	Stoneway Capital Corp. #	10.0000	3/1/2027	160,875
				244,649
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.6%
183,000	Artesyn Embedded Technologies, Inc.	9.7500	10/15/2020	180,255

	ENGINEERING & CONSTRUCTION - 0.7%
101,000	NANA Development Corp. #	9.5000	3/15/2019	102,010
60,000	Tutor Perini Corp. #	6.8750	5/1/2025	63,924
				165,934
	ENTERTAINMENT - 0.5%
400,000	Tunica-Biloxi Gaming Authority #	9.0000	11/15/2015	146,000

	FOOD - 2.1%
75,000	BI-LO LLC	9.2500	2/15/2019	72,187
100,000	Boparan Finance PLC	5.2500	7/15/2019	96,770
35,000	Clearwater Seafoods, Inc.	6.8750	5/1/2025	36,006
40,000	Fresh Market, Inc.	9.7500	5/1/2023	22,800
45,000	Pilgrim’s Pride Corp.	5.8750	9/30/2027	47,081
250,000	Post Holdings, Inc.	5.7500	3/1/2027	256,325
40,000	Post Holdings, Inc.	5.6250	1/15/2028	40,350
57,475	Youngs PIK SCA	8.2500	8/1/2019	55,007
				626,526
	HEALTHCARE-PRODUCTS - 0.0%
5,000	Avantor, Inc.	6.0000	10/1/2024	5,012

	HOME BUILDERS - 2.1%
250,000	AV Homes, Inc.	6.6250	5/15/2022	261,885
250,000	Beazer Homes USA, Inc.	5.8750	10/15/2027	251,250
110,000	Toll Brothers Finance Corp.	4.8750	11/15/2025	114,675
				627,810

SCHEDULES OF INVESTMENTS
JAMES ALPHA HEDGED HIGH INCOME PORTFOLIO (Unaudited)(Continued)
November 30, 2017

Principal		Coupon Rate (%)	Maturity Date	Value
	CORPORATE BONDS - 46.0% (Continued)
	HOME FURNISHINGS - 0.2%
$61,000	Homann Holzwerkstoffe GmbH	7.0000	12/14/2017	$60,847

	INSURANCE - 0.1%
25,000	CNO Financial Group, Inc.	5.2500	5/30/2025	26,625

	IRON/STEEL - 0.4%
70,000	AK Steel Corp.	7.0000	3/15/2027	69,650
20,000	AK Steel Corp.	6.3750	10/15/2025	19,550
25,000	Big River Steel LLC	7.2500	9/1/2025	26,625
				115,825
	LEISURE TIME - 0.9%
250,000	Silversea Cruise Finance Ltd.	7.2500	2/1/2025	270,625

	LODGING - 0.3%
40,000	Caesars Entertainment Operating Co., Inc.	8.0000	10/1/2020	41,000
35,000	Wyndham Worldwide Corp.	4.5000	4/1/2027	35,495
				76,495
	MACHINERY-CONSTRUCTION & MINING - 1.6%
250,000	Vertiv Group Corp.	9.2500	10/15/2024	272,813
200,000	Vertiv Intermediate Holding Corp.	12.0000	2/15/2022	216,250
				489,063
	MACHINERY-DIVERSIFIED - 1.3%
96,000	Cleaver-Brooks, Inc.	8.7500	12/15/2019	98,880
250,000	Cloud Crane LLC	10.1250	8/1/2024	282,500
				381,380
	MEDIA - 0.6%
35,000	Salem Media Group, Inc. #	6.7500	6/1/2024	35,394
132,000	Spanish Broadcasting System, Inc. #	12.5000	4/15/2017	134,970
20,000	Viacom, Inc.	5.8750	2/28/2022	19,757
				190,121
	METAL FABRICATE/HARDWARE - 0.0%
120,000	Constellation Enterprises LLC #(a)(b)	10.6250	2/1/2018	—

	MINING - 1.6%
95,000	Aleris International, Inc. #	9.5000	4/1/2021	100,463
35,000	Blue Rive Steel	5.8750	2/15/2026	36,360
20,000	FMG Resources #	5.1250	5/15/2024	20,575
20,000	Glencore Funding LLC	3.0000	10/27/2022	19,874
467,000	Real Alloy Holdings, Inc. #	10.0000	1/15/2019	305,885
				483,157
	MISCELLANEOUS MANUFACTURING - 0.6%
176,000	Techniplas LLC #	10.0000	5/1/2020	144,320

	OIL & GAS - 5.0%
250,000	Ascent Resources Utica Holdings LLC	10.0000	4/1/2022	273,125
50,000	Calumet Specialty Products Partners LP	7.7500		50,250
151,000	Delphi Energy Corp.	10.0000	7/15/2021	153,869
10,000	Endeavor Energy Resources LP	5.5000	1/30/2026	10,150
35,000	Endeavor Energy Resources LP	5.7500	1/30/2028	35,525
15,000	EQT Corp.	3.0000	10/1/2022	14,862
15,000	EQT Corp.	3.9000	10/1/2027	14,752
161,000	EV Energy Partners LP	8.0000	5/15/2025	81,305
40,000	Hess Infrastructure Partners LP	5.6250	2/15/2026	41,250
55,000	Marathon Oil Corp.	4.4000	7/15/2027	56,522
105,000	Murphy Oil Corp.	6.8750	8/15/2024	113,269
75,000	Newfield Exploration Co.	5.3750	1/1/2026	80,250
35,000	Noble Holding International Ltd.	7.7500	1/15/2024	30,450
40,000	PBF Holding Co. LLC	7.2500	6/15/2025	42,200
58,000	Petrobras Global Finance BV	5.9990	1/27/2028	58,421
30,000	Petroleos Mexicanos	6.7500	9/21/2047	31,797
25,000	Precision Drilling Corp.	7.1250	1/15/2026	25,250
223,000	Resolute Energy Corp.	8.5000	5/1/2020	227,739
117,000	Shelf Drilling Holdings Ltd.	9.5000	11/2/2020	119,340
45,000	Tapstone Energy LLC	9.7500	6/1/2022	40,050
				1,500,376
	OIL & GAS SERVICES - 1.4%
45,000	Exterran Energy Solutions LP #	8.1250	5/1/2025	48,038
300,000	ION Geophysical Corp.	8.1250	5/15/2018	301,500
45,000	ION Geophysical Corp.	9.1250	12/15/2021	40,613
198,000	Polarcus Ltd.	0.0000	12/30/2022	21,904
				412,055
	PACKAGING & CONTAINERS - 0.1%
15,000	Plastipak Holdings, Inc.	6.2500	10/15/2025	15,338

	PHARMACEUTICALS - 1.0%
45,000	Mylan NV	3.9500	6/15/2026	44,912
250,000	Valeant Pharmaceuticals International, Inc.	5.3750	10/15/2018	248,438
				293,350

SCHEDULES OF INVESTMENTS
JAMES ALPHA HEDGED HIGH INCOME PORTFOLIO (Unaudited)(Continued)
November 30, 2017

Principal		Coupon Rate (%)		Maturity Date	Value
	CORPORATE BONDS - 46.0% (Continued)
	PIPELINES - 2.7%
$100,000	American Midstream Partners LP	8.5000		12/15/2021	$105,000
15,000	Andeavor Logistics LP	4.2500		12/1/2027	15,016
45,000	Cheniere Energy Partners LP	5.2500		10/1/2025	46,294
25,000	EnLink Midstream Partners LP	4.8500		7/15/2026	26,150
75,000	Genesis Energy LP	6.5000		10/1/2025	77,438
50,000	Kinder Morgan Energy Partners LP	5.4000		9/1/2044	51,914
85,000	MPLX LP	4.8750		6/1/2025	91,173
250,000	Summit Midstream Partners LP	9.5000		12/15/2022	253,133
90,000	Targa Resources Partners LP	5.1250		2/1/2025	92,363
					758,481
	PRIVATE EQUITY - 0.3%
75,000	KKR Group Finance Co. III LLC #	5.1250		6/1/2044	81,315

	REITS - 0.8%
150,000	AAF Holdings LLC	12.0000		7/1/2019	157,500
65,000	Greystar Real Estate Partners LLC	5.7500		12/1/2025	67,113
					224,613
	REGIONAL - 0.9%
261,000	Downstream Development Authority of the Quapaw Tribe of Oklahoma	10.5000		7/1/2019	257,737

	RETAIL - 1.9%
60,000	1011778 BC ULC / New Red Finance, Inc.	5.0000		10/15/2025	61,762
200,000	House of Fraser Funding PLC, Quarterly GB LIBOR + 5.7500%	5.3030	*	9/15/2020	178,086
50,000	Neiman Marcus Group LTD LLC #	8.0000		10/15/2021	28,750
303,000	Pizzaexpress Financing 2 PLC	6.6250		8/1/2021	293,461
					562,059
	SOFTWARE - 1.1%
300,000	j2 Cloud Services LLC	6.0000		7/15/2025	313,500

	TELECOMMUNICATIONS - 2.5%
150,000	Avaya, Inc.	7.0000		4/1/2019	115,875
70,000	Frontier Communications Corp.	11.0000		9/15/2025	54,075
25,000	GTT Communications, Inc.	7.8750		12/31/2024	26,419
193,000	HC2 Holdings, Inc.	11.0000		12/1/2019	197,342
232,874	Interactive Network, Inc.	14.0000		9/15/2025	164,909
6,400	Sorenson Communications LLC	9.0000		10/31/2020	64,480
85,000	Windstream Services LLC	8.6250		10/31/2025	83,089
60,000	Windstream Services LLC	7.7500		10/1/2021	45,600
					751,789
	TEXTILES - 0.6%
200,000	Grupo Kaltex SA de CV	8.8750		4/11/2022	181,000

	TRANSPORTATION - 2.1%
300,000	Bluewater Holding BV	10.0000		12/10/2019	303,000
200,000	Global Ship Lease, Inc. #	9.8750		11/15/2022	206,500
115,000	Kenan Advantage Group, Inc.	7.8750		7/31/2023	119,600
					629,100

	TOTAL CORPORATE BONDS (Cost - $14,367,596)				13,507,044

	CONVERTIBLE BONDS - 3.1%
	ENERGY-ALTERNATIVE SOURCES - 0.3%
80,000	Clean Energy Fuels Corp. #	5.2500		10/1/2018	78,950

	FOREST PRODUCTS & PAPER - 0.4%
176,000	Fortress Paper Ltd.	7.0000		12/31/2019	153,120

	INTERNET - 0.8%
263,000	ModusLink Global Solutions, Inc.	5.2500		3/1/2019	251,658

	OIL & GAS - 0.2%
80,000	Zargon Oil & Gas Ltd.	8.0000		12/31/2019	67,080

	PHARMACEUTICALS - 0.2%
82,000	VIVUS, Inc.	4.5000		5/1/2020	54,120

	TECHNOLOGY - 0.6%
194,000	Avid Technilogy, Inc.	2.0000		6/15/2020	168,295

	TELECOMMUNICATIONS - 0.1%
28,000	Gogo, Inc.	3.7500		3/1/2020	25,830

SCHEDULES OF INVESTMENTS
JAMES ALPHA HEDGED HIGH INCOME PORTFOLIO (Unaudited)(Continued)
November 30, 2017

Principal		Coupon Rate (%)	Maturity Date	Value
	CONVERTIBLE BONDS - 3.1% (Continued)
	TOYS/GAMES/HOBBIES - 0.5%
$80,000	JAKKS Pacific, Inc. #	4.2500	8/1/2018	$77,500
117,000	JAKKS Pacific, Inc. #	4.8750	6/1/2020	91,114
				168,614

	TOTAL CONVERTIBLE BONDS (Cost - $888,660)			967,667

Shares
	PREFERRED STOCK - 6.3%
	BANKS - 2.7%
11,000	Bnak of America			292,930
9,400	Capital One Financial Corp.	6.0000	Perpetual	252,672
9,350	JPMorgan Chase & Co.	6.1250	Perpetual	252,450
				798,052
	REAL ESTATE - 1.2%
15,000	EPR Properties	5.7500	Perpetual	369,300

	UTILITIES - 1.3%
10,000	DTE Energy Co.	5.2500	12/1/2077	253,625
5,000	Southern Co.	5.2500	12/1/2077	125,763
				379,388
	WIRELESS TELECOMMUNICATIONS - 1.1%
10,000	AT&T Inc.	5.3500	11/1/2066	263,000
3,000	US Cellular Corp.	7.2500	12/1/2064	77,250
				340,250

	TOTAL PREFERRED STOCK (Cost - $1,868,077)			1,886,990

	COMMON STOCK - 0.1%
	ENERGY - 0.1%
161	CE Star (a)(b)			36,640
	TOTAL COMMON STOCK (Cost - $0)			36,640

	EXCHANGE TRADED FUNDS - 3.7%
	EQUITY FUND - 3.7%
30,780	Alerian MLP ETF			319,189
1,500	ProShares UltraShort 20+ Year Treasury			52,575
15,005	ProShares UltraShort Russell2000			260,337
18,910	VanEck Vectors Emerging Markets High Yield Bond ETF			463,106
	TOTAL EXCHANGE TRADED FUNDS (Cost - $1,254,815)			1,095,207

	MUTUAL FUNDS - 11.5%
	DEBT FUND - 11.5%
185,722	American Beacon Sound Point Floating Rate Income, Class Y			1,922,223
84,672	Semper MBS Total Return Fund, Institutional Class			905,995
49,007	AlphaCentric Income Opportunities Fund, Class I			604,256
	TOTAL MUTUAL FUNDS (Cost - $3,408,872)			3,432,474

	SHORT-TERM INVESTMENTS - 13.1%
3,897,430	Milestone Treasury Obligations Portfolio, Institutional Class ^
	TOTAL SHORT-TERM INVESTMENTS (Cost - $3,897,430)			3,897,430

Principal
	U.S. GOVERNMENT - 0.2%
	U.S. TREASURY BILLS - 0.2%
$50,000	United States Treasury Bill	0.3750	2/15/2018	49,885
	TOTAL U.S. GOVERNMENT (Cost - $49,885)			49,885

	TOTAL INVESTMENTS - 99.1% (Cost - $30,228,888) (c)			$29,454,013

	OTHER ASSETS AND LIABILITIES - 0.9%			285,648

	NET ASSETS - 100.0%			$29,739,661

*	Floating or variable rate security; rate shown represents the rate on November 30, 2017.

#	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transaction exempt from registration to qualified institutional buyers. At November 30, 2017, these securities amounted to $10,613,083 or 35.70% of net assets.

+	Represents issuer in default on interest payments; non-income producing security.

^	The Milestone Treasury Obligations Fund is managed by CLS Investments, LLC, an affiliate of the Administrator.

LLC - Limited Liability Company.

(a)	The value of this security has been determined in good faith under policies of the Board of Trustees.

(b)	Security is illiquid; total illiquid securities represent $366,158 or 1.2% of net assets.

(c)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $30,228,888 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$447,194
Unrealized depreciation:	(1,222,069)
Net unrealized depreciation:	$(774,875)

SCHEDULES OF INVESTMENTS
JAMES ALPHA HEDGED HIGH INCOME PORTFOLIO (Unaudited)(Continued)
November 30, 2017

Long (Short)		Unrealized
Contracts		Gain / (Loss)
	OPEN LONG FUTURE CONTRACTS - (0.0)%
1	US 5-Year Note (CBT), Maturing March 2018 (Underlying Face Amount at Value $116,344)	$(461)
1	USD IRS 10-Year Prime, Maturing December 2017 (Underlying Face Amount at Value $100,500)	(3,383)
		$(3,844)

	OPEN SHORT FUTURE CONTRACTS - (0.1)%
(5)	Euro-Bond Future, Maturing December 2017 (Underlying Face Amount at Value $860,219)	$(1,589)
(3)	US Long Bond (CBT), Maturing March 2018 (Underlying Face Amount at Value $372,141)	2,508
(19)	USD IRS 5-Year Prime, Maturing December 2017 (Underlying Face Amount at Value $1,902,071)	40,872
	NET UNREALIZED LOSS FROM OPEN SHORT CONTRACTS	$41,791

	OPEN CREDIT DEFAULT SWAPS - (0.2)%
Notional Amount	Upfront Premiums Paid (Received)	Reference Entity	Counterparty	Expiration Date	Pay/Receive Fixed Rate ^	Fixed Rate	Value	Unrealized Gain (Loss)
$500,000	$(35,125)	CDX HY CDSI S28 5Y (a)	JP Morgan	6/20/2022	Receive	5.00%	$(39,495)	$(2,320)
750,000	30,150	CDX EM CDSI S27 5Y (b)	JP Morgan	6/20/2022	Receive	1.00%	22,293	(7,857)
1,750,000	(30,045)	CDX IG SERIES 28 5Y (c)	JP Morgan	6/20/2022	Receive	1.00%	(39,881)	(3,096)
							$(57,083)	$(13,273)

(a)	Markit CDX NA High Yield Index High Yield Series 28 Index.

(b)	Markit CDX NA Emerging Matkey Series 27 Index.

(c)	Markit CDX NA Investment Grade Series 28 Index.

^	If the Fund is receiving a fixed rate, the Fund acts as guarantor of the variable instrument. If the Fund is paying the fixed rate, the counterparty acts as guarantor of the variable instrument.

Forward Currency Contracts
	Foreign Currency						Unrealized
Settlement	Units to					US Dollar	Appreciation/
Date	Receive/Deliver		Counterparty	In Exchange For		Value	(Depreciation)
To Sell:
12/6/2017	50,000	CAD	Bank of New York	$39,145	USD	$38,815	$330
12/15/2017	210,000	CAD	Bank of New York	$164,345	USD	$163,051	$1,294
12/27/2017	113,000	CAD	Bank of New York	$88,927	USD	$87,757	$1,171
12/6/2017	67,000	EUR	Bank of New York	$77,653	USD	$79,924	$(2,271)
12/15/2017	250,000	EUR	Bank of New York	$295,900	USD	$298,424	$(2,524)
12/27/2017	35,000	EUR	Bank of New York	$41,836	USD	$41,817	$19
12/6/2017	95,000	GBP	Bank of New York	$124,830	USD	$128,632	$(3,802)
12/15/2017	485,000	GBP	Bank of New York	$638,648	USD	$656,967	$(18,319)
12/27/2017	180,000	GBP	Bank of New York	$240,660	USD	$243,955	$(3,295)
Total Unrealized:							$(27,397)

Saratoga Advantage Trust
NOTES TO CONSOLIDATED SCHEDULES OF INVESTMENTS
November 30, 2017 (Unaudited)

The following is a summary of significant accounting policies followed by each Fund in preparation of their Portfolio of Investments. The policies are in conformity with U.S. generally accepted accounting principles in the United States of America (“GAAP”). Each Fund follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Investment securities listed on a national securities exchange are valued at the last reported sale price on the valuation date. NASDAQ traded securities are valued at the NASDAQ Official Closing Price (NOCP). If there are no such reported sales, the securities are valued at the mean between current bid and ask. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees using methods which include current market quotations from a major market maker in the securities and trader-reviewed “matrix” prices. Short-term debt securities having a remaining maturity of sixty days or less may be valued at amortized cost, which approximates market value. U.S. Government Money Market values all of its securities on the basis of amortized cost, which approximates market value. Options listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the last bid and ask price. Options not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean of the current bid and asked prices. Futures are valued based on their daily settlement value. Swap transactions are valued through an independent pricing service or at fair value based on daily price reporting from the swap counterparty issuing the swap. Total return swaps on securities listed on an exchange shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices. Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by the Board of Trustees. There is no single standard for determining the fair value of such securities. Rather, in determining the fair value of a security, the board-appointed Fair Valuation Committee shall take into account the relevant factors and surrounding circumstances, a few of which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; and (iii) possible valuation methodologies that could be used to determine the fair value of a security. The International Equity Portfolio uses fair value prices as provided by an independent pricing vendor on a daily basis for those securities traded on a foreign exchange. Foreign currency and Forward currency exchange contracts are valued daily at the London close each day. The ability of issuers of debt securities held by the portfolios to meet their obligations may be affected by economic or political developments in a specific state, industry or region. Investments in foreign countries may involve certain considerations and risks not typically associated with domestic investments, including, but not limited to, the possibility of future political and economic developments and the level of government supervision and regulation of foreign securities markets. The Portfolios follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

The Portfolios utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolios have the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolios’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of November 30, 2017, for the Portfolio’s assets and liabilities measured at fair value:

Large Capitalization Value

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$17,227,244	$—	$—	$17,227,244
Short-Term Investments	622,142	—	—	622,142
Collateral for Securities Loaned	—	1,323,423	—	1,323,423
Total	$17,849,386	$1,323,423	$—	$19,172,809

Large Capitalization Growth

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$39,012,440	$—	$—	$39,012,440
Short-Term Investments	507,874	—	—	507,874
Collateral for Securities Loaned	—	485,667	—	485,667
Total	$39,520,314	$485,667	$—	$40,005,981

Mid Capitalization

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$13,644,616	$—	$—	$13,644,616
Short-Term Investments	242,002	—	—	242,002
Collateral for Securities Loaned	—	367,369	—	367,369
Total	$13,886,618	$367,369	$—	$14,253,987

Small Capitalization

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$7,659,020	$—	$—	$7,659,020
Short-Term Investments	214,188	—	—	214,188
Collateral for Securities Loaned	—	401,696	—	401,696
Total	$7,873,208	$401,696	$—	$8,274,904

International Equity

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks
Auto Manufactures	$—	$109,796	$—	$109,796
Auto Parts & Equipment	—	203,187	—	203,187
Banks	31,274	829,160	—	860,434
Beverages	58,481	67,063	—	125,544
Building Materials	—	122,944	—	122,944
Chemicals	—	191,231	—	191,231
Diversified Financial Services	—	53,489	—	53,489
Electrical Components & Equipment	—	43,461	—	43,461
Electronics	—	51,713	—	51,713
Engineering & Construction	—	63,517	—	63,517
Food		110,659	—	110,659
Holding Companies-Diversified	—	87,447	—	87,447
Home Building		115,403		115,403
Household Products/Wares	43,916	—	—	43,916
Insurance	57,156	125,439	—	182,595
Iron/Steel	—	48,552	—	48,552
Lodging	—	172,686	—	172,686
Machinery-Diversified	—	125,394	—	125,394
Media	—	60,796	—	60,796
Metal Fabricated/Hardware	—	198,077	—	198,077
Mining	—	115,417	—	115,417
Multi-National	—	—	—	—
Oil & Gas	94,430	355,357	—	449,787
Oil & Gas Services	51,930	—	—	51,930
Packaging & Containers	—	74,430	—	74,430
Pharmaceuticals	—	322,628	—	322,628
Real Estate	—	52,058	—	52,058
REITS	—	49,013	—	49,013
Retail	—	103,315	—	103,315
Software	—	168,062	—	168,062
Telecommunications	—	233,451	—	233,451
Transportation	—	63,757	—	63,757
Short-Term Investments	142,606	—	—	142,606
Total	$479,793	$4,317,502	$—	$4,797,295

Health & Biotechnology

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$18,310,555	$—	$—	$18,310,555
Short-Term Investments	332,779	—	—	332,779
Collateral for Securities Loaned	—	1,048,179	—	1,048,179
Total	$18,643,334	$1,048,179	$—	$19,691,513

Technology & Communications

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$51,594,424	$—	$—	$51,594,424
Short-Term Investments	983,620	—	—	983,620
Collateral for Securities Loaned	—	1,133,761	—	1,133,761
Total	$52,578,044	$1,133,761	$—	$53,711,805

Energy & Basic Materials

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$2,036,953	$—	$—	$2,036,953
Short-Term Investments	21,260	—	—	21,260
Total	$2,058,213	$—	$—	$2,058,213

Financial Services

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$2,120,958	$—	$—	$2,120,958
Short-Term Investments	35,096	—	—	35,096
Total	$2,156,054	$—	$—	$2,156,054

Investment Quality Bond

Assets *	Level 1	Level 2	Level 3	Total
U.S. Government and Agencies	$—	$3,340,052	$—	$3,340,052
Corporate Bonds & Notes	—	3,054,740	—	3,054,740
Short-Term Investments	192,012	—	—	192,012
Collateral for Securities Loaned	—	26,177	—	26,177
Total	$192,012	$6,420,969	$—	$6,612,981

Municipal Bond

Assets *	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$761,370	$—	$761,370
Short-Term Investments	40,528	—	—	40,528
Total	$40,528	$761,370	$—	$801,898

U.S. Government Money Market

Assets *	Level 1	Level 2	Level 3	Total
Repurchase Agreement	$—	$10,615,000	$—	$10,615,000
Total	$—	$10,615,000	$—	$10,615,000

James Alpha Macro

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$3,536,410	$—	$—	$3,536,410
Mutual Funds	1,334,951	—	—	1,334,951
Short-Term Investments	4,444,309	—	—	4,444,309
Total	$9,315,670	$—	$—	$9,315,670
Derivatives *
Forward Contracts	$(12,980)	$—	$—	$(12,980)
Swaps	(49,354)	—	—	(49,354)

James Alpha Global Real Estate Investments

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$534,118,875	$—	$—	$534,118,875
Short-Term Investments	5,075,411	—	—	5,075,411
Total	$539,194,286	$—	$—	$539,194,286

James Alpha Multi Strategy Alternative Income

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$13,180,842	$—	$—	$13,180,842
Exchange Traded Funds	285,739	—	—	285,739
Preferred Stock	62,127	—	—	62,127
Put Options Purchased	26	—	—	26
Short-Term Investments	2,429,407	—	—	2,429,407
Total	$15,958,141	$—	$—	$15,958,141
Liabilities *
Common Stocks	$(1,571,586)	$—	$—	$(1,571,586)
Exchange Traded Funds	(1,089,467)	—	—	(1,089,467)
Put Options Written	(1,575)	—	—	(1,575)
Total	$(2,662,628)	$—	$—	$(2,662,628)

James Alpha Managed Risk Domestic Equity

Assets *	Level 1	Level 2	Level 3	Total
Exchanged Traded Funds	$9,672,865	$—	$—	$9,672,865
Put Options Purchased	130,605	—	—	130,605
Short-Term Investments	1,539,592	—	—	1,539,592
Total Return Swap	—	90,859	—	90,859
Total	$11,343,062	$90,859	$—	$11,433,921
Liabilities
Put Options Written	$(49,445)	$—	$—	$(49,445)
Call Options Written	(195,200)	—	—	(195,200)
Total	$(244,645)	$—	$—	$(244,645)

James Alpha Managed Risk Emerging Markets Equity

Assets *	Level 1	Level 2	Level 3	Total
Exchanged Traded Funds	$8,021,400	$—	$—	$8,021,400
Put Options Purchased	445,795	—	—	445,795
Short-Term Investments	1,409,750	—	—	1,409,750
Total	$9,876,945	$—	$—	$9,876,945
Liabilities
Put Options Written	$(198,955)	$—	$—	$(198,955)
Call Options Written	(23,800)	—	—	(23,800)
Total Return Swap	(33,334)	—	—	(33,334)
Total	$(256,089)	$—	$—	$(256,089)

James Alpha Hedged High Income Portfolio

Assets *	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$2,959,421	$—	$2,959,421
Bank Loans	—	1,053,288	—	1,053,288
Term Loans	—	567,967	—	567,967
Corporate Bonds	—	13,507,044	—	13,507,044
Convertible Bonds	—	967,667	—	967,667
Preferred Stock	1,886,990	—	—	1,886,990
Common Stock	—	36,640	—	36,640
Mutual Funds	3,432,474	—	—	3,432,474
Exchange Traded Funds	1,095,207	—	—	1,095,207
Short Term Investments	3,897,430	—	—	3,897,430
US Government	—	49,885	—	49,885
Total	$10,312,101	$19,141,912	$—	$29,454,013
Derivatives
Long Futures Contracts	$(3,844)	$—	$—	$(3,844)
Short Futures Contracts	41,791	—	—	41,791
Credit Default Swaps	—	(13,273)	—	(13,273)
Forward Contracts	—	(27,397)		(27,397)
Total	$37,947	$(40,670)	$—	$(2,723)

*	Refer to the Consolidated Portfolio of Investments for industry classification.

The Portfolios did not hold any Level 3 securities at the end of the period.

There were no transfers between Level 1 and Level 2 at the end of the period.

Consolidation of Subsidiary - James Alpha Cayman Commodity Fund I Ltd. (JACC-SPC)

The Consolidated Schedule of Investments of the James Alpha Macro Portfolio includes the accounts of JACC-SPC, a wholly owned and controlled subsidiary. JACC-SPC is a closed-end fund incorporated as an exempted company under the companies law of the Cayman Islands on February 2, 2011, and is a disregarded entity for tax purposes. All inter-company accounts and transactions have been eliminated in consolidation.

The James Alpha Macro Portfolio may invest up to 25% of its total assets in the segregated portfolio company (“SPC”) which acts as an investment vehicle in order to effect certain investments consistent with the Portfolio’s investment objectives and policies.

A summary of the James Alpha Macro Portfolio’s investments in the SPC is as follows:

			% of Fund Total
	Inception Date of	SPC Net Assets at	Assets at November
	SPC	November 30, 2017	30, 2017
James Alpha Cayman Commodity Fund I Ltd.	August 5, 2011	$ 389,084	3.56%

Certain Portfolios may enter into options contracts. An option contract is a contract in which the writer of the option grants the buyer of the option the right to purchase from (call option), or sell to (put option), the writer a designated instrument at a specified price within a specified period of time. Certain options, including options on indices, will require cash settlement by the Portfolio if the option is exercised.

Premiums paid when put or call options are purchased by the Portfolio, represent investments, which are marked-to-market daily. When a purchase option expires, the Portfolio will realize a loss in the amount of the premium paid. When the Portfolio enters into a closing sales transaction, the Portfolio will realize a gain or loss depending on whether the proceeds from the closing sales transaction are greater or less than the premium paid for

Certain Portfolios may write covered call options. This means that the Portfolio will own the security subject to the option or an option to purchase the same underlying security, having an exercise price equal to or less than the exercise price of the covered option, or will establish and maintain with its custodian for the term of the option, an account consisting of cash, U.S. government securities or other liquid securities having a value equal to the fluctuating market value of the securities on which the Portfolio holds a covered call position.

When a Portfolio writes a call option, an amount equal to the premium received by the Portfolio is recorded as a liability, the value of which is marked-to-market daily. When a written option expires, the Portfolio realizes a gain equal to the amount of the premium received. When the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain or loss depending upon whether the cost of the closing transaction is greater or less than the premium originally received, without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised the proceeds of the security sold will be increased by the premium originally received.

The liability representing a Portfolio’s obligation under an exchange traded written option or investment in a purchased option is valued at the last sale price or, in the absence of a sale, the last available bid price.

The Portfolios may enter into options for hedging purposes. The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a covered call option is that the Portfolio gives up the opportunity to participate in any increase in the price of the underlying security beyond the exercise price.

Certain Portfolios may enter into futures contracts. The Portfolios are subject to equity price risk in the normal course of pursuing their investment objective. To manage equity price risk, the Portfolios may enter into futures contracts. Upon entering into a futures contract with a broker, the Portfolios are required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Periodically, the Portfolios receive from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Portfolios recognize a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Futures contracts outstanding at period end are listed after the Portfolios’ portfolio of investments.

Certain Portfolios may enter into foreign currency exchange contracts. Because various Portfolios may invest in securities denominated in foreign currencies, they may seek to hedge foreign currency risks by engaging in foreign currency exchange transactions. These may include buying or selling foreign currencies on a spot basis, entering into foreign currency forward contracts, and buying and selling foreign currency options, foreign currency futures, and options on foreign currency futures. Currency exchange rates may fluctuate significantly over short periods and can be subject to unpredictable change based on such factors as political developments and currency controls by foreign governments.

Swap Agreements – Certain portfolios are subject to equity price risk and/or interest rate risk in the normal course of pursuing their respective investment objectives. The Portfolios may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), commodity or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. The Portfolios amortize upfront payments and/or accrue for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statements of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. The Portfolios segregate liquid securities having a value at least equal to the amount of their current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statements of Assets and Liabilities. The Portfolios’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive.

The following is a summary of the unrealized appreciation/(depreciation) of derivative instruments utilized by certain of Portfolios as of November 30, 2017, categorized by risk exposure:

Fund	Derivatives	Risk Type	Unrealized Appreciation (Depreciation)
James Alpha Macro	Forward Contracts	Foreign Exchange	(12,980)
	Swap Contracts	Equity	(49,354)
James Alpha Global Real Estate	Forward Contracts	Foreign Exchange	—
James Alpha Multi Strategy Alternative Income	Purchased Options	Equity	(102)
	Written Options	Equity	(914)
James Alpha Managed Risk Domestic Equity	Purchased Options	Equity	(106,263)
	Written Options	Equity	(178,906)
	Swap Contracts	Equity	90,859
James Alpha Managed Risk Emerging Markets Equity	Purchased Options	Equity	81,974
	Written Options	Equity	61,550
	Swap Contracts	Equity	(33,334)
James Alpha Hedged High Income	Swap Contracts	Interest Rate	(13,273)
	Forward Contracts	Foreign Exchange	(27,397)
	Futures Contracts	Interest Rate	37,947

The amounts of derivative instruments disclosed, on the (Consolidated) Portfolio of Investments at November 30, 2017, is a reflection of the volume of derivative activity for each Fund.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Saratoga Advantage Trust

By

/s/	Bruce E. Ventimiglia
Bruce E. Ventimiglia, President and Chief Executive Officer

Date	1/29/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/	Bruce E. Ventimiglia
Bruce E. Ventimiglia, President and Chief Executive Officer

Date	01/29/2018

By

/s/	Jonathan W. Ventimiglia
Jonathan W. Ventimiglia, Treasurer and Chief Financial Officer

Date	01/29/2018